UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-04015

Eaton Vance Mutual Funds Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Deidre E. Walsh

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

September 30

Date of Fiscal Year End

March 31, 2023

Date of Reporting Period

Item 1. Reports to Stockholders

Eaton Vance
Total Return Bond Fund
Semiannual Report
March 31, 2023

Commodity Futures Trading Commission Registration. The Commodity Futures Trading Commission (“CFTC”) has adopted regulations that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The investment adviser has claimed an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act with respect to its management of the Fund. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund's adviser is registered with the CFTC as a commodity pool operator. The adviser is also registered as a commodity trading advisor.
Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial intermediary. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report March 31, 2023
Eaton Vance
Total Return Bond Fund

Eaton Vance
Total Return Bond Fund
March 31, 2023
Performance

Portfolio Manager(s) Vishal Khanduja, CFA and Brian Ellis, CFA
% Average Annual Total Returns[1,2]	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	11/17/2009	11/17/2009	4.10%	(5.39)%	1.20%	2.05%
Class A with 3.25% Maximum Sales Charge	—	—	0.75	(8.43)	0.53	1.72
Class C at NAV	11/17/2009	11/17/2009	3.72	(6.10)	0.45	1.44
Class C with 1% Maximum Deferred Sales Charge	—	—	2.72	(7.01)	0.45	1.44
Class I at NAV	11/17/2009	11/17/2009	4.24	(5.24)	1.46	2.30

Bloomberg U.S. Aggregate Bond Index	—	—	4.89%	(4.78)%	0.90%	1.36%
% Total Annual Operating Expense Ratios[3]	Class A	Class C	Class I
Gross	0.86%	1.61%	0.61%
Net	0.74	1.49	0.49
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Furthermore, returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the redemption of Fund shares. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.
2

Eaton Vance
Total Return Bond Fund
March 31, 2023
Fund Profile

Asset Allocation (% of total investments)
Credit Quality (% of bond holdings)[1]

Footnotes:
[1]	For purposes of the Fund’s rating restrictions, ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”), or Kroll for securitized debt instruments only (such as asset-backed securities and mortgage-backed securities) as applicable. If securities are rated differently by the ratings agencies, the highest rating is applied. Ratings, which are subject to change, apply to the creditworthiness of the issuers of the underlying securities and not to the Fund or its shares. Credit ratings measure the quality of a bond based on the issuer’s creditworthiness, with ratings ranging from AAA, being the highest, to D, being the lowest based on S&P’s measures. Ratings of BBB or higher by S&P, Fitch or Kroll (Baa or higher by Moody’s) are considered to be investment-grade quality. Credit ratings are based largely on the ratings agency’s analysis at the time of rating. The rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition and does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.
3

Eaton Vance
Total Return Bond Fund
March 31, 2023
Endnotes and Additional Disclosures

[1]	Bloomberg U.S. Aggregate Bond Index is an unmanaged index of domestic investment-grade bonds, including corporate, government and mortgage-backed securities. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.
[2]	Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.
Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after purchase. The average annual total returns listed for Class C reflect conversion to Class A shares after eight years. Prior to November 5, 2020, Class C shares automatically converted to Class A shares ten years after purchase.
Effective May 1, 2015, the Fund changed its investment objective and policies. Prior to May 1, 2015, the Fund invested primarily in Build America Bonds. Performance prior to May 1, 2015 reflects the Fund’s performance under its former investment objective and policies.
[3]	Source: Fund prospectus. Net expense ratios reflect a contractual expense reimbursement that continues through 1/31/24. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report. Performance reflects expenses waived and/or reimbursed, if applicable. Without such waivers and/or reimbursements, performance would have been lower.
Fund profile subject to change due to active management.
4

Eaton Vance
Total Return Bond Fund
March 31, 2023
Fund Expenses

Example
As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases; and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2022 to March 31, 2023).
Actual Expenses
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.
	Beginning Account Value (10/1/22)	Ending Account Value (3/31/23)	Expenses Paid During Period* (10/1/22 – 3/31/23)	Annualized Expense Ratio
Actual
Class A	$1,000.00	$1,041.00	$3.77**	0.74%
Class C	$1,000.00	$1,037.20	$7.57**	1.49%
Class I	$1,000.00	$1,042.40	$2.50**	0.49%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,021.24	$3.73**	0.74%
Class C	$1,000.00	$1,017.50	$7.49**	1.49%
Class I	$1,000.00	$1,022.49	$2.47**	0.49%
*	Expenses are equal to the Fund's annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on September 30, 2022.
**	Absent an allocation of certain expenses to an affiliate, expenses would be higher.
5

Eaton Vance
Total Return Bond Fund
March 31, 2023
Portfolio of Investments (Unaudited)

Asset-Backed Securities — 13.4%
Security	Principal Amount (000's omitted)	Value
Aaset Trust, Series 2019-2, Class B, 4.458%, 10/16/39(1)	$3,084	$ 1,103,610
ACHV ABS Trust, Series 2023-1PL, Class B, 6.80%, 3/18/30(1)	3,200	3,198,129
Avant Credit Card Master Trust, Series 2021-1A, Class A, 1.37%, 4/15/27(1)	1,450	1,349,876
Avant Loans Funding Trust, Series 2021-REV1, Class D, 4.30%, 7/15/30(1)	5,213	4,642,704
Business Jet Securities, LLC, Series 2020-1A, Class A, 2.981%, 11/15/35(1)	422	400,633
Coinstar Funding, LLC, Series 2017-1A, Class A2, 5.216%, 4/25/47(1)	3,210	2,472,857
Cologix Canadian Issuer L.P., Series 2022-1CAN, Class C, 7.74%, 1/25/52(1)(2)	2,800	1,920,388
Cologix Data Centers US Issuer, LLC:
Series 2021-1A, Class B, 3.79%, 12/26/51(1)	4,300	3,842,667
Series 2021-1A, Class C, 5.99%, 12/26/51(1)	2,900	2,471,756
Conn's Receivables Funding, LLC:
Series 2021-A, Class B, 2.87%, 5/15/26(1)	2,329	2,306,492
Series 2021-A, Class C, 4.59%, 5/15/26(1)	6,808	6,591,483
Series 2022-A, Class B, 9.52%, 12/15/26(1)	2,000	1,993,536
Series 2022-A, Class C, 0.00%, 12/15/26(1)	3,700	3,138,118
Diamond Infrastructure Funding, LLC, Series 2021-1A, Class C, 3.475%, 4/15/49(1)	992	795,145
Driven Brands Funding, LLC, Series 2019-2A, Class A2, 3.981%, 10/20/49(1)	3,183	2,906,049
ExteNet, LLC:
Series 2019-1A, Class A2, 3.204%, 7/26/49(1)	2,475	2,356,662
Series 2019-1A, Class B, 4.14%, 7/26/49(1)	3,502	3,345,159
Series 2019-1A, Class C, 5.219%, 7/26/49(1)	3,040	2,858,044
Falcon Aerospace, Ltd.:
Series 2019-1, Class B, 4.791%, 9/15/39(1)	4,067	2,969,177
Series 2019-1, Class C, 6.656%, 9/15/39(1)	3,086	1,560,626
FMC GMSR Issuer Trust:
Series 2021-GT1, Class A, 3.62%, 7/25/26(1)(3)	2,285	1,965,287
Series 2021-GT2, Class A, 3.85%, 10/25/26(1)(3)	1,690	1,453,144
Series 2022-GT2, Class A, 7.90%, 7/25/27(1)	1,750	1,751,094
Hertz Vehicle Financing, LLC, Series 2021-1A, Class D, 3.98%, 12/26/25(1)	5,000	4,603,561
Horizon Aircraft Finance II, Ltd., Series 2019-1, Class A, 3.721%, 7/15/39(1)	1,786	1,556,784
JPMorgan Chase Bank NA:
Series 2021-3, Class D, 1.009%, 2/26/29(1)	565	532,403
Series 2021-3, Class E, 2.102%, 2/26/29(1)	332	312,188
Lunar Aircraft, Ltd.:
Series 2020-1A, Class B, 4.335%, 2/15/45(1)	585	395,723
Series 2020-1A, Class C, 6.413%, 2/15/45(1)	304	155,829
Security	Principal Amount (000's omitted)	Value
Mosaic Solar Loan Trust, Series 2019-2A, Class B, 3.28%, 9/20/40(1)	$1,767	$ 1,569,080
MVW, LLC, Series 2020-1A, Class A, 1.74%, 10/20/37(1)	220	201,796
Neighborly Issuer, LLC, Series 2021-1A, Class A2, 3.584%, 4/30/51(1)	2,461	2,100,598
NRZ Excess Spread-Collateralized Notes:
Series 2021-FHT1, Class A, 3.104%, 7/25/26(1)	446	401,424
Series 2021-GNT1, Class A, 3.474%, 11/25/26(1)	3,870	3,536,260
Octane Receivables Trust, Series 2022-1, Class A2, 4.18%, 3/20/28(1)	1,711	1,682,319
Oportun Issuance Trust, Series 2021-B, Class C, 3.65%, 5/8/31(1)	496	442,595
Pagaya AI Debt Selection Trust:
Series 2021-2, 3.00%, 1/25/29(1)	883	842,978
Series 2021-3, Class C, 3.27%, 5/15/29(1)	2,900	2,517,309
Series 2021-5, Class C, 3.93%, 8/15/29(1)	4,319	3,722,773
Planet Fitness Master Issuer, LLC, Series 2019-1A, Class A2, 3.858%, 12/5/49(1)	2,361	2,052,130
PMT Issuer Trust - FMSR, Series-2021-FT1, Class A, 7.845%, (1 mo. USD LIBOR + 3.00%), 3/25/26(1)(4)	390	387,773
ServiceMaster Funding, LLC:
Series 2020-1, Class A2I, 2.841%, 1/30/51(1)	657	553,586
Series 2020-1, Class A2II, 3.337%, 1/30/51(1)	768	609,599
SERVPRO Master Issuer, LLC, Series 2019-1A, Class A2, 3.882%, 10/25/49(1)	3,754	3,443,395
Sonic Capital, LLC, Series 2020-1A, Class A2I, 3.845%, 1/20/50(1)	3,813	3,528,629
Stack Infrastructure Issuer, LLC:
Series 2019-2A, Class A2, 3.08%, 10/25/44(1)	1,135	1,085,099
Series 2020-1A, Class A2, 1.893%, 8/25/45(1)	1,096	1,002,919
Sunnova Helios II Issuer, LLC:
Series 2019-AA, Class C, 5.32%, 6/20/46(1)	1,037	738,670
Series 2021-A, Class B, 3.15%, 2/20/48(1)	3,008	2,386,678
Series 2021-B, Class B, 2.01%, 7/20/48(1)	2,390	1,913,653
Sunnova Helios X Issuer, LLC, Series 2022-C, Class B, 5.60%, 11/22/49(1)	3,803	3,583,148
Sunnova Sol Issuer, LLC, Series 2020-1A, Class B, 5.54%, 2/1/55(1)	6,525	5,698,520
Theorem Funding Trust, Series 2021-1A, Class B, 1.84%, 12/15/27(1)	2,461	2,331,354
Upstart Securitization Trust, Series 2020-1, Class C, 4.899%, 4/22/30(1)	2,943	2,909,318
Vantage Data Centers Issuer, LLC:
Series 2020-2A, Class A2, 1.992%, 9/15/45(1)	3,088	2,619,595
Series 2021-1A, Class A2, 2.165%, 10/15/46(1)	3,858	3,442,193

6
See Notes to Financial Statements.

Eaton Vance
Total Return Bond Fund
March 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Willis Engine Structured Trust V:
Series 2020-A, Class B, 4.212%, 3/15/45(1)	$1,511	$ 1,098,649
Series 2020-A, Class C, 6.657%, 3/15/45(1)	561	361,365
Total Asset-Backed Securities (identified cost $136,745,200)		$121,712,529

Collateralized Mortgage Obligations — 4.1%
Security	Principal Amount (000's omitted)	Value
Bellemeade Re, Ltd., Series 2021-2A, Class M1A, 5.76%, (30-day average SOFR + 1.20%), 6/25/31(1)(4)	$2,268	$ 2,241,992
Cascade Funding Mortgage Trust, Series 2022-HB10, Class M2, 3.25% to 11/25/25, 11/25/35(1)(5)	2,000	1,754,171
Cascade MH Asset Trust, Series 2022-MH1, Class A, 4.25% to 7/25/27, 8/25/54(1)(5)	2,096	1,865,852
CFMT, LLC, Series 2023-HB11, Class M2, 4.00%, 2/25/37(1)	2,500	2,175,939
Eagle Re, Ltd., Series 2021-2, Class M1B, 6.61%, (30-day average SOFR + 2.05%), 4/25/34(1)(4)	1,500	1,489,399
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes:
Series 2019-DNA4, Class M2, 6.795%, (1 mo. USD LIBOR + 1.95%), 10/25/49(1)(4)	143	143,976
Series 2019-HQA3, Class B1, 7.845%, (1 mo. USD LIBOR + 3.00%), 9/25/49(1)(4)	1,395	1,368,013
Series 2019-HQA4, Class B1, 7.795%, (1 mo. USD LIBOR + 2.95%), 11/25/49(1)(4)	975	969,889
Series 2020-HQA2, Class B1, 8.945%, (1 mo. USD LIBOR + 4.10%), 3/25/50(1)(4)	1,878	1,917,778
Series 2021-DNA2, Class B1, 7.96%, (30-day average SOFR + 3.40%), 8/25/33(1)(4)	2,165	2,069,483
Federal National Mortgage Association Connecticut Avenue Securities:
Series 2019-R01, Class 2B1, 9.195%, (1 mo. USD LIBOR + 4.35%), 7/25/31(1)(4)	1,390	1,438,827
Series 2019-R02, Class 1B1, 8.995%, (1 mo. USD LIBOR + 4.15%), 8/25/31(1)(4)	565	577,818
Series 2019-R02, Class 1M2, 7.145%, (1 mo. USD LIBOR + 2.30%), 8/25/31(1)(4)	62	62,215
Series 2019-R03, Class 1B1, 8.945%, (1 mo. USD LIBOR + 4.10%), 9/25/31(1)(4)	1,125	1,152,890
Series 2019-R06, Class 2B1, 8.595%, (1 mo. USD LIBOR + 3.75%), 9/25/39(1)(4)	5,829	5,703,494
Series 2019-R07, Class 1B1, 8.245%, (1 mo. USD LIBOR + 3.40%), 10/25/39(1)(4)	3,081	3,044,350
Series 2020-R02, Class 2B1, 7.845%, (1 mo. USD LIBOR + 3.00%), 1/25/40(1)(4)	1,612	1,525,232
Series 2021-R01, Class 1B2, 10.56%, (30-day average SOFR + 6.00%), 10/25/41(1)(4)	1,995	1,849,888
Security	Principal Amount (000's omitted)	Value
Federal National Mortgage Association Connecticut Avenue Securities: (continued)
Series 2021-R02, Class 2B1, 7.86%, (30-day average SOFR + 3.30%), 11/25/41(1)(4)	$584	$ 550,880
Finance of America HECM Buyout, Series 2022-HB2, Class M5, 6.00% to 8/25/23, 8/1/32(1)(5)	1,000	612,474
MFRA Trust, Series 2023-NQM1, Class A2, 5.75%, 11/25/67(1)(5)	1,599	1,579,692
Oaktown Re VI Ltd., Series 2021-1A, Class M1B, 6.61%, (30-day average SOFR + 2.05%), 10/25/33(1)(4)	1,000	995,599
PNMAC GMSR Issuer Trust:
Series 2018-GT1, Class A, 7.695%, (1 mo. USD LIBOR + 2.85%), 2/25/25(1)(4)	775	778,181
Series 2018-GT2, Class A, 7.495%, (1 mo. USD LIBOR + 2.65%), 8/25/25(1)(4)	445	442,846
RMF Buyout Issuance Trust, Series 2020-HB1, Class M5, 6.00%, 10/25/50(1)	1,157	808,158
Total Collateralized Mortgage Obligations (identified cost $37,492,438)		$ 37,119,036

Commercial Mortgage-Backed Securities — 12.0%
Security	Principal Amount (000's omitted)	Value
BAMLL Commercial Mortgage Securities Trust:
Series 2019-BPR, Class ENM, 3.719%, 11/5/32(1)(3)	$7,255	$ 5,185,391
Series 2019-BPR, Class FNM, 3.719%, 11/5/32(1)(3)	7,215	4,799,860
BBCMS Mortgage Trust:
Series 2017-C1, Class D, 3.544%, 2/15/50(1)(3)	3,500	2,427,111
Series 2017-DELC, Class E, 7.309%, (1 mo. USD LIBOR + 2.63%), 8/15/36(1)(4)	4,000	3,929,284
Series 2017-DELC, Class F, 8.309%, (1 mo. USD LIBOR + 3.63%), 8/15/36(1)(4)	3,980	3,871,203
BX Commercial Mortgage Trust:
Series 2021-VOLT, Class C, 5.784%, (1 mo. USD LIBOR + 1.10%), 9/15/36(1)(4)	2,379	2,246,735
Series 2021-VOLT, Class D, 6.334%, (1 mo. USD LIBOR + 1.65%), 9/15/36(1)(4)	474	446,954
BX Trust, Series 2018-EXCL, Class C, 6.66%, (1 mo. USD LIBOR + 1.975%), 9/15/37(1)(4)	246	242,622
CFCRE Commercial Mortgage Trust:
Series 2016-C3, Class D, 3.052%, 1/10/48(1)(3)	1,500	1,104,871
Series 2016-C7, Class D, 4.385%, 12/10/54(1)(3)	1,725	1,210,312
CIM Retail Portfolio Trust, Series 2021-RETL, Class F, 9.535%, (1 mo. USD LIBOR + 4.85%), 8/15/36(1)(4)	3,244	3,182,435
COMM Mortgage Trust:
Series 2013-CR11, Class B, 5.111%, 8/10/50(3)	1,945	1,871,151
Series 2013-CR11, Class D, 5.118%, 8/10/50(1)(3)	3,603	3,453,743
Series 2013-CR13, Class C, 4.876%, 11/10/46(3)	1,000	945,691

7
See Notes to Financial Statements.

Eaton Vance
Total Return Bond Fund
March 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
COMM Mortgage Trust: (continued)
Series 2013-CR9, Class C, 4.513%, 7/10/45(1)(3)	$4,000	$ 3,819,268
Series 2013-CR9, Class D, 4.513%, 7/10/45(1)(3)	3,032	2,684,723
Series 2015-CR22, Class D, 4.071%, 3/10/48(1)(3)	2,324	1,814,014
CSMC Trust:
Series 2016-NXSR, Class D, 4.431%, 12/15/49(1)(3)	2,000	1,160,796
Series 2020-TMIC, Class A, 8.184%, (1 mo. USD LIBOR + 3.50%), 12/15/35(1)(4)	4,240	4,203,207
Series 2022-CNTR, Class A, 8.772%, (1 mo. SOFR + 3.944%), 1/15/24(1)(4)	3,745	3,367,016
Series 2022-NWPT, Class A, 7.97%, (1 mo. SOFR + 3.143%), 9/9/24(1)(4)	1,900	1,884,685
Extended Stay America Trust, Series 2021-ESH, Class C, 6.385%, (1 mo. USD LIBOR + 1.70%), 7/15/38(1)(4)	3,100	3,008,539
Federal National Mortgage Association Multifamily Connecticut Avenue Securities Trust:
Series 2019-01, Class M10, 8.095%, (1 mo. USD LIBOR + 3.25%), 10/25/49(1)(4)	2,870	2,641,048
Series 2020-01, Class M10, 8.595%, (1 mo. USD LIBOR + 3.75%), 3/25/50(1)(4)	3,245	3,018,635
JPMBB Commercial Mortgage Securities Trust:
Series 2014-C22, Class D, 4.547%, 9/15/47(1)(3)	1,980	1,432,431
Series 2014-C25, Class D, 3.936%, 11/15/47(1)(3)	3,575	1,539,571
Series 2015-C29, Class D, 3.687%, 5/15/48(3)	500	347,369
JPMorgan Chase Commercial Mortgage Securities Trust:
Series 2013-C16, Class D, 5.008%, 12/15/46(1)(3)	1,500	1,374,959
Series 2014-DSTY, Class B, 3.771%, 6/10/27(1)	1,384	244,138
Morgan Stanley Bank of America Merrill Lynch Trust:
Series 2016-C29, Class C, 4.722%, 5/15/49(3)(6)	4,199	3,672,441
Series 2016-C29, Class D, 3.00%, 5/15/49(1)(6)	3,048	2,164,184
Series 2016-C32, Class D, 3.396%, 12/15/49(1)(3)(6)	5,000	3,296,235
Morgan Stanley Capital I Trust:
Series 2016-UBS12, Class D, 3.312%, 12/15/49(1)(6)	7,150	3,501,532
Series 2019-BPR, Class B, 7.034%, (1 mo. USD LIBOR + 2.35%), 5/15/36(1)(4)(6)	3,960	3,813,040
Series 2019-BPR, Class C, 7.984%, (1 mo. USD LIBOR + 3.30%), 5/15/36(1)(4)(6)	1,540	1,454,990
Natixis Commercial Mortgage Securities Trust, Series 2018-FL1, Class C, 6.884%, (1 mo. USD LIBOR + 2.20%), 6/15/35(1)(4)	3,219	2,797,785
UBS-Barclays Commercial Mortgage Trust, Series 2013-C6, Class D, 4.38%, 4/10/46(1)(3)	2,000	1,660,112
VMC Finance, LLC, Series 2021-HT1, Class B, 9.261%, (1 mo. USD LIBOR + 4.50%), 1/18/37(1)(4)	8,477	8,005,438
Wells Fargo Commercial Mortgage Trust:
Series 2015-C31, Class D, 3.852%, 11/15/48	5,598	4,254,820
Series 2016-C35, Class D, 3.142%, 7/15/48(1)	2,150	1,559,502
Series 2016-C36, Class D, 2.942%, 11/15/59(1)	6,000	3,399,434
Security	Principal Amount (000's omitted)	Value
WF-RBS Commercial Mortgage Trust:
Series 2013-UBS1, Class D, 5.025%, 3/15/46(1)(3)	$350	$ 340,477
Series 2014-C24, Class D, 3.692%, 11/15/47(1)	4,150	2,248,090
Total Commercial Mortgage-Backed Securities (identified cost $125,596,501)		$109,625,842

Convertible Bonds — 0.4%
Security	Principal Amount (000's omitted)	Value
Aerospace & Defense — 0.0%(7)
Spirit Airlines, Inc., 1.00%, 5/15/26	$200	$ 162,100
		$ 162,100
Agriculture — 0.0%(7)
ADM Ag Holding, Ltd., 0.00%, 8/26/23(8)	$200	$ 196,500
		$ 196,500
Biotechnology — 0.0%(7)
BioMarin Pharmaceutical, Inc., 0.599%, 8/1/24	$175	$ 179,984
		$ 179,984
Building and Development — 0.1%
Cellnex Telecom S.A., 0.50%, 7/5/28(8)	$200	$ 231,682
		$ 231,682
Commercial Services — 0.0%(7)
Block, Inc., 0.125%, 3/1/25	$85	$ 81,643
		$ 81,643
Computers — 0.1%
Rapid7, Inc., 0.25%, 3/15/27	$175	$ 152,868
Zscaler, Inc., 0.125%, 7/1/25	90	95,355
		$ 248,223
Diversified Financial Services — 0.0%(7)
Ford Motor Co., 0.00%, 3/15/26	$200	$ 200,800
		$ 200,800
Electric Utilities — 0.0%(7)
NRG Energy, Inc., 2.75%, 6/1/48	$150	$ 154,875
		$ 154,875

8
See Notes to Financial Statements.

Eaton Vance
Total Return Bond Fund
March 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Entertainment — 0.0%(7)
Marriott Vacations Worldwide Corp., 3.25%, 12/15/27(1)	$150	$ 146,625
		$ 146,625
Health Care — 0.0%(7)
Lantheus Holdings, Inc., 2.625%, 12/15/27(1)	$175	$ 227,597
		$ 227,597
Internet Software & Services — 0.0%(7)
Okta, Inc., 0.125%, 9/1/25	$90	$ 81,585
		$ 81,585
Leisure Time — 0.0%(7)
NCL Corp., Ltd., 1.125%, 2/15/27	$200	$ 143,231
		$ 143,231
Oil and Gas — 0.0%(7)
NextEra Energy Partners, L.P., 2.50%, 6/15/26(1)	$150	$ 133,950
		$ 133,950
Pharmaceuticals — 0.1%
Dexcom, Inc., 0.25%, 11/15/25	$175	$ 188,328
Herbalife Nutrition, Ltd., 2.625%, 3/15/24	175	166,250
Jazz Investments I, Ltd., 2.00%, 6/15/26	200	222,500
		$ 577,078
Real Estate Investment Trusts (REITs) — 0.0%(7)
Blackstone Mortgage Trust, Inc., 5.50%, 3/15/27	$150	$ 118,969
		$ 118,969
Semiconductors — 0.0%(7)
ON Semiconductor Corp., 0.50%, 3/1/29(1)	$175	$ 182,806
		$ 182,806
Software — 0.1%
Akamai Technologies, Inc., 0.125%, 5/1/25	$175	$ 176,810
BILL Holdings, Inc., 0.00%, 12/1/25	175	160,912
Cloudflare, Inc., 0.00%, 8/15/26	60	50,970
Datadog, Inc., 0.125%, 6/15/25	160	173,520
Tyler Technologies, Inc., 0.25%, 3/15/26	175	168,000
		$ 730,212
Total Convertible Bonds (identified cost $3,894,864)		$ 3,797,860

Convertible Preferred Stocks — 0.0%(7)
Security	Shares	Value
Banks — 0.0%(7)
Bank of America Corp.,Series L, 7.25%	120	$ 140,131
Total Convertible Preferred Stocks (identified cost $146,760)		$ 140,131

Corporate Bonds — 37.0%
Security	Principal Amount (000's omitted)	Value
Aerospace & Defense — 1.1%
American Airlines, Inc./AAdvantage Loyalty IP, Ltd.:
5.50%, 4/20/26(1)	$5,102	$ 5,027,214
5.75%, 4/20/29(1)	1,637	1,572,012
Delta Air Lines, Inc./SkyMiles IP, Ltd., 4.75%, 10/20/28(1)	3,106	2,999,924
		$ 9,599,150
Auto Manufacturers — 0.3%
General Motors Co., 5.60%, 10/15/32	$2,911	$ 2,853,099
		$ 2,853,099
Banks — 7.7%
Banco Mercantil del Norte S.A./Grand Cayman, 7.50% to 6/27/29(1)(9)(10)	$745	$ 644,736
Banco Santander S.A., 4.175% to 3/24/27, 3/24/28(10)	400	375,881
Bank Hapoalim BM, 3.255% to 1/21/27, 1/21/32(1)(8)(10)	2,600	2,172,300
Bank Leumi Le-Israel BM, 7.129% to 4/18/28, 7/18/33(1)(8)(10)	2,360	2,296,280
Bank of America Corp., 3.846% to 3/8/32, 3/8/37(10)	10,500	8,961,714
BBVA Bancomer S.A./Texas, 5.125% to 1/18/28, 1/18/33(1)(10)	2,270	1,943,756
BNP Paribas S.A., 4.625% to 2/25/31(1)(9)(10)	914	685,372
BPCE S.A., 3.648% to 1/14/32, 1/14/37(1)(10)	1,518	1,194,307
CaixaBank S.A., 6.208% to 1/18/28, 1/18/29(1)(10)	3,962	3,989,869
Citigroup, Inc., 3.785% to 3/17/32, 3/17/33(10)	3,735	3,351,634
HSBC Holdings PLC:
6.161% to 3/9/28, 3/9/29(10)	4,615	4,748,948
7.39% to 11/3/27, 11/3/28(10)	887	944,824
Intesa Sanpaolo SpA, 8.248% to 11/21/32, 11/21/33(1)(10)	4,220	4,478,055
Macquarie Bank, Ltd., 6.798%, 1/18/33(1)	2,408	2,450,717
Macquarie Group, Ltd., 2.871% to 1/14/32, 1/14/33(1)(10)	3,071	2,490,104

9
See Notes to Financial Statements.

Eaton Vance
Total Return Bond Fund
March 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Banks (continued)
PNC Financial Services Group, Inc.:
5.068% to 1/24/33, 1/24/34(10)	$3,000	$ 2,961,920
6.25% to 3/15/30(9)(10)	5,734	5,346,955
Societe Generale S.A.:
6.221% to 6/15/32, 6/15/33(1)(10)	2,600	2,419,680
9.375% to 11/22/27(1)(9)(10)	2,389	2,266,564
Swedbank AB, 5.337%, 9/20/27(1)	1,711	1,712,948
Synchrony Bank, 5.625%, 8/23/27	1,662	1,527,485
Synovus Bank/Columbus, GA, 5.625%, 2/15/28	4,405	3,957,305
Texas Capital Bancshares, Inc., 4.00% to 5/6/26, 5/6/31(10)	3,393	2,809,237
Toronto-Dominion Bank (The), 8.125% to 10/31/27, 10/31/82(10)	4,252	4,326,410
UBS Group AG, 4.375% to 2/10/31(1)(9)(10)	3,315	2,308,066
		$ 70,365,067
Building and Development — 0.5%
Jacobs Engineering Group, Inc., 5.90%, 3/1/33	$4,203	$ 4,212,208
		$ 4,212,208
Building Materials — 0.4%
Cemex SAB de CV, 9.125% to 3/14/28(1)(9)(10)	$3,706	$ 3,716,019
		$ 3,716,019
Chemicals — 0.3%
Celanese US Holdings, LLC:
6.165%, 7/15/27	$1,455	$ 1,465,366
6.33%, 7/15/29	1,485	1,502,891
		$ 2,968,257
Commercial Services — 1.2%
Ashtead Capital, Inc.:
4.25%, 11/1/29(1)	$2,785	$ 2,557,466
5.55%, 5/30/33(1)	3,840	3,798,062
Block Financial, LLC, 3.875%, 8/15/30	2,825	2,431,422
Western Union Co. (The), 6.20%, 11/17/36	2,075	2,076,453
		$ 10,863,403
Computers — 1.6%
Dell International, LLC / EMC Corp. Co., 3.45%, 12/15/51(1)	$3,125	$ 2,037,004
Kyndryl Holdings, Inc.:
2.70%, 10/15/28	5,000	4,192,087
3.15%, 10/15/31	5,446	4,168,615
Security	Principal Amount (000's omitted)	Value
Computers (continued)
Seagate HDD Cayman:
5.75%, 12/1/34	$2,589	$ 2,365,699
9.625%, 12/1/32(1)	1,901	2,132,346
		$ 14,895,751
Consumer Products — 0.2%
Natura & Co. Luxembourg Holdings S.a.r.l., 6.00%, 4/19/29(1)	$614	$ 533,224
Natura Cosmeticos S.A., 4.125%, 5/3/28(1)	1,885	1,536,827
		$ 2,070,051
Diversified Financial Services — 5.5%
Ally Financial, Inc., 8.00%, 11/1/31	$5,825	$ 6,121,264
Alpha Holding S.A. de CV, 9.00%, 2/10/25(1)(11)	2,948	40,540
American AgCredit Corp., Series QIB, 5.25% to 6/15/26(1)(9)(10)	1,431	1,236,026
Ameriprise Financial, Inc., 5.15%, 5/15/33	2,832	2,826,395
Aviation Capital Group, LLC, 6.25%, 4/15/28(1)(12)	2,518	2,519,967
Bread Financial Holdings, Inc., 4.75%, 12/15/24(1)	2,942	2,633,654
Brookfield Finance, Inc., 4.70%, 9/20/47	3,240	2,803,256
Cantor Fitzgerald, L.P., 4.50%, 4/14/27(1)	3,850	3,596,005
Charles Schwab Corp. (The), Series G, 5.375% to 6/1/25(9)(10)	4,659	4,437,697
CI Financial Corp.:
3.20%, 12/17/30	3,912	3,018,076
4.10%, 6/15/51	4,504	2,733,264
Ford Motor Credit Co., LLC, 7.35%, 11/4/27	2,100	2,168,271
Hyundai Capital America, 5.80%, 4/1/30(1)	5,030	5,075,830
OneMain Finance Corp.:
3.50%, 1/15/27	1,700	1,428,683
5.375%, 11/15/29	2,696	2,270,841
Rocket Mortgage, LLC/Rocket Mortgage Co.-Issuer, Inc., 3.875%, 3/1/31(1)	2,900	2,407,392
UniCredit SpA, 5.861% to 6/19/27, 6/19/32(1)(10)	5,038	4,447,519
		$ 49,764,680
Electric Utilities — 0.3%
Edison International, Series B, 5.00% to 12/15/26(9)(10)	$2,996	$ 2,489,661
		$ 2,489,661
Electrical and Electronic Equipment — 0.5%
Jabil, Inc., 3.00%, 1/15/31	$1,468	$ 1,235,150
Sensata Technologies BV, 5.875%, 9/1/30(1)	310	307,566
Vontier Corp., 2.95%, 4/1/31	3,671	2,941,903
		$ 4,484,619

10
See Notes to Financial Statements.

Eaton Vance
Total Return Bond Fund
March 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Entertainment — 0.7%
Magallanes, Inc., 5.141%, 3/15/52(1)	$7,300	$ 5,922,826
		$ 5,922,826
Financial Services — 0.3%
Carlyle Finance Subsidiary, LLC, 3.50%, 9/19/29(1)	$3,343	$ 3,063,546
		$ 3,063,546
Foods — 0.4%
Smithfield Foods, Inc., 5.20%, 4/1/29(1)	$4,300	$ 4,019,911
		$ 4,019,911
Health Care — 0.7%
Centene Corp., 3.375%, 2/15/30	$990	$ 864,611
HCA, Inc.:
4.625%, 3/15/52(1)	2,423	2,015,594
5.25%, 6/15/49	3,700	3,342,325
		$ 6,222,530
Insurance — 4.0%
American International Group, Inc., 5.125%, 3/27/33	$3,430	$ 3,411,525
American National Group, Inc., 6.144%, 6/13/32(1)	3,300	3,210,100
Athene Global Funding, 2.646%, 10/4/31(1)	5,300	4,215,104
F&G Annuities & Life, Inc., 7.40%, 1/13/28(1)	9,102	9,165,280
Global Atlantic Fin Co., 3.125%, 6/15/31(1)	4,532	3,574,756
Liberty Mutual Group, Inc., 4.125% to 9/15/26, 12/15/51(1)(10)	3,769	3,031,294
Metropolitan Life Global Funding I, 5.15%, 3/28/33(1)	2,760	2,784,995
Radian Group, Inc., 4.875%, 3/15/27	3,433	3,231,847
Stewart Information Services Corp., 3.60%, 11/15/31	4,244	3,341,835
		$ 35,966,736
Leisure Time — 0.9%
Brunswick Corp., 5.10%, 4/1/52	$5,491	$ 4,051,075
NCL Corp., Ltd., 5.875%, 3/15/26(1)	2,550	2,172,983
Viking Cruises, Ltd., 5.875%, 9/15/27(1)	2,525	2,176,802
		$ 8,400,860
Media — 0.3%
CCO Holdings, LLC/CCO Holdings Capital Corp., 5.125%, 5/1/27(1)	$3,275	$ 3,098,936
		$ 3,098,936
Security	Principal Amount (000's omitted)	Value
Oil and Gas — 2.2%
Enviva Partners, L.P./Enviva Partners Finance Corp., 6.50%, 1/15/26(1)	$2,879	$ 2,622,870
National Fuel Gas Co., 2.95%, 3/1/31	5,065	4,074,774
Neptune Energy Bondco PLC, 6.625%, 5/15/25(1)	1,315	1,276,031
Patterson-UTI Energy, Inc., 5.15%, 11/15/29	5,357	4,939,537
Petroleos Mexicanos:
6.50%, 3/13/27	1,250	1,137,085
10.00%, 2/7/33(1)	2,912	2,793,464
Var Energi ASA, 7.50%, 1/15/28(1)	3,000	3,111,744
		$ 19,955,505
Packaging & Containers — 0.2%
Berry Global, Inc., 5.50%, 4/15/28(1)	$1,810	$ 1,804,990
		$ 1,804,990
Pharmaceuticals — 0.3%
Perrigo Finance Unlimited Co., 4.40%, 6/15/30	$3,028	$ 2,722,271
		$ 2,722,271
Pipelines — 0.5%
Midwest Connector Capital Co., LLC, 4.625%, 4/1/29(1)	$4,344	$ 4,077,479
		$ 4,077,479
Real Estate Investment Trusts (REITs) — 3.4%
American Assets Trust, L.P., 3.375%, 2/1/31	$3,290	$ 2,645,987
Corporate Office Properties, L.P., 2.90%, 12/1/33	1,656	1,156,800
EPR Properties:
3.60%, 11/15/31	1,200	899,527
3.75%, 8/15/29	2,672	2,050,843
4.95%, 4/15/28	1,200	1,003,236
HAT Holdings I, LLC/HAT Holdings II, LLC:
3.75%, 9/15/30(1)	5,251	3,972,014
6.00%, 4/15/25(1)	1,600	1,538,809
Iron Mountain, Inc.:
4.50%, 2/15/31(1)	3,801	3,270,000
5.00%, 7/15/28(1)	503	468,602
Newmark Group, Inc., 6.125%, 11/15/23	5,419	5,376,984
Sabra Health Care, L.P., 3.20%, 12/1/31	2,741	2,013,393
Sun Communities Operating, L.P., 5.70%, 1/15/33	3,282	3,288,299
VICI Properties, L.P./VICI Note Co., Inc., 5.75%, 2/1/27(1)	3,078	3,024,510
Vornado Realty, L.P., 3.40%, 6/1/31	700	484,924
		$ 31,193,928

11
See Notes to Financial Statements.

Eaton Vance
Total Return Bond Fund
March 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Retail — 1.6%
Bath & Body Works, Inc., 6.875%, 11/1/35	$2,845	$ 2,567,290
Dave & Buster's, Inc., 7.625%, 11/1/25(1)	2,000	2,040,000
Dick's Sporting Goods, Inc., 4.10%, 1/15/52	4,354	3,101,662
Lithia Motors, Inc.:
3.875%, 6/1/29(1)	1,100	952,886
4.375%, 1/15/31(1)	4,075	3,515,319
Macy's Retail Holdings, LLC, 5.875%, 4/1/29(1)	2,778	2,572,872
		$ 14,750,029
Semiconductors — 0.3%
Micron Technology, Inc., 3.477%, 11/1/51	$4,117	$ 2,688,240
		$ 2,688,240
Technology — 0.3%
CDW, LLC/CDW Finance Corp., 3.276%, 12/1/28	$3,087	$ 2,725,126
		$ 2,725,126
Telecommunications — 1.3%
AT&T, Inc.:
3.10%, 2/1/43	$2,000	$ 1,487,942
3.55%, 9/15/55	1,597	1,148,362
Nokia Oyj, 4.375%, 6/12/27	3,450	3,301,598
Rogers Communications, Inc., 4.55%, 3/15/52(1)	1,850	1,523,318
SES Global Americas Holdings GP, 5.30%, 3/25/44(1)	1,360	1,071,160
SES S.A., 5.30%, 4/4/43(1)	810	606,685
T-Mobile USA, Inc., 3.60%, 11/15/60	3,746	2,675,505
		$ 11,814,570
Total Corporate Bonds (identified cost $362,664,668)		$336,709,448

Preferred Stocks — 0.6%
Security	Shares	Value
Real Estate Management & Development — 0.4%
Brookfield Property Partners, L.P.:
Series A, 5.75%	187,034	$ 2,328,573
Series A2, 6.375%	74,772	1,127,562
		$ 3,456,135
Security	Shares	Value
Telecommunications — 0.2%
United States Cellular Corp., 5.50%	107,100	$ 1,799,280
		$ 1,799,280
Total Preferred Stocks (identified cost $9,222,650)		$ 5,255,415

Senior Floating-Rate Loans — 0.2%(13)
Borrower/Description	Principal Amount (000's omitted)	Value
Specialty Retail — 0.2%
PetSmart, Inc., Term Loan, 8.657%, (SOFR + 3.75%), 2/11/28	$1,383	$ 1,373,859
		$ 1,373,859
Total Senior Floating-Rate Loans (identified cost $1,384,517)		$ 1,373,859

Sovereign Government Bonds — 0.9%
Security	Principal Amount (000's omitted)		Value
Costa Rica — 0.1%
Costa Rica Government International Bonds, 6.55%, 4/3/34(1)(12)	USD	1,098	$ 1,105,686
			$ 1,105,686
Mexico — 0.5%
Mexico Bonos, 8.00%, 9/5/24	MXN	85,000	$ 4,549,845
			$ 4,549,845
South Africa — 0.3%
Republic of South Africa, 5.875%, 4/20/32	USD	3,118	$ 2,840,607
			$ 2,840,607
Total Sovereign Government Bonds (identified cost $8,573,214)			$ 8,496,138

U.S. Government Agency Mortgage-Backed Securities — 8.0%
Security	Principal Amount (000's omitted)	Value
Federal National Mortgage Association:
4.00%, 30-Year, TBA(14)	$8,514	$ 8,144,839

12
See Notes to Financial Statements.

Eaton Vance
Total Return Bond Fund
March 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Federal National Mortgage Association: (continued)
4.50%, 30-Year, TBA(14)	$13,876	$ 13,596,306
5.00%, 30-Year, TBA(14)	33,795	33,709,178
5.50%, 30-Year, TBA(14)	16,590	16,763,672
Pool #FM6803, 2.00%, 4/1/51	1,144	960,735
Total U.S. Government Agency Mortgage-Backed Securities (identified cost $72,287,707)		$ 73,174,730

U.S. Treasury Obligations — 28.7%
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bonds:
1.375%, 8/15/50	$46,200	$ 27,772,336
1.875%, 11/15/51	1,900	1,294,635
2.00%, 11/15/41	1,817	1,372,793
2.25%, 2/15/52	2,000	1,492,422
2.375%, 2/15/42	56,319	45,320,295
2.875%, 5/15/49	5,000	4,281,641
2.875%, 5/15/52	5,503	4,709,902
4.00%, 11/15/42	11,390	11,703,225
4.00%, 11/15/52	4,662	4,949,004
U.S. Treasury Notes:
2.75%, 4/30/27	37,630	36,276,937
3.50%, 2/15/33	1,200	1,201,969
4.00%, 2/29/28	1,750	1,781,787
4.50%, 11/30/24	17,546	17,617,865
4.625%, 2/28/25	1,400	1,413,727
5.25%, 11/15/28	22,355	24,207,147
5.375%, 2/15/31	48,475	54,682,072
6.25%, 5/15/30	5,520	6,455,273
6.75%, 8/15/26	13,295	14,533,097
Total U.S. Treasury Obligations (identified cost $256,181,154)		$261,066,127

Miscellaneous — 0.0%
Security	Principal Amount	Value
Financial Intermediaries — 0.0%
Alpha Holding S.A., Escrow Certificates(15)(16)	$ 6,250,000	$ 0
Total Miscellaneous (identified cost $0)		$ 0

Short-Term Investments — 2.1%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.73%(17)	19,444,738	$ 19,444,738
Total Short-Term Investments (identified cost $19,444,738)		$ 19,444,738
Total Investments — 107.4% (identified cost $1,033,634,411)		$977,915,853
Other Assets, Less Liabilities — (7.4)%		$ (67,311,753)
Net Assets — 100.0%		$910,604,100
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At March 31, 2023, the aggregate value of these securities is $427,084,830 or 46.9% of the Fund's net assets.
(2)	Principal Amount is denominated in Canadian dollars.
(3)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at March 31, 2023.
(4)	Variable rate security. The stated interest rate represents the rate in effect at March 31, 2023.
(5)	Step coupon security. Interest rate represents the rate in effect at March 31, 2023.
(6)	Represents an investment in an issuer that may be deemed to be an affiliate (see Note 10).
(7)	Amount is less than 0.05%.
(8)	Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At March 31, 2023, the aggregate value of these securities is $4,896,762 or 0.5% of the Fund's net assets.
(9)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.
(10)	Security converts to variable rate after the indicated fixed-rate coupon period.
(11)	Issuer is in default with respect to interest and/or principal payments.
(12)	When-issued security.

13
See Notes to Financial Statements.

Eaton Vance
Total Return Bond Fund
March 31, 2023
Portfolio of Investments (Unaudited) — continued

(13)	Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) or the Secured Overnight Financing Rate (“SOFR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate. Rates for SOFR are generally 1 or 3-month tenors and may also be subject to a credit spread adjustment. Senior Loans are generally subject to contractual restrictions that must be satisfied before they can be bought or sold.
(14)	TBA (To Be Announced) securities are purchased on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount and maturity date are determined upon settlement.
(15)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 11).
(16)	Non-income producing security.
(17)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of March 31, 2023.
Country Concentration of Portfolio
Country	Percentage of Total Investments	Value
United States	89.3%	$873,452,780
Canada	1.7	16,324,712
Mexico	1.5	14,825,445
United Kingdom	1.0	9,527,269
Italy	0.9	8,925,574
Cayman Islands	0.9	8,385,183
Bermuda	0.7	7,269,523
France	0.7	6,565,923
Australia	0.5	4,940,821
Spain	0.5	4,597,432
Israel	0.5	4,468,580
Finland	0.3	3,301,598
Norway	0.3	3,111,744
South Africa	0.3	2,840,607
Switzerland	0.2	2,308,066
Brazil	0.2	2,070,051
Sweden	0.2	1,712,948
Luxembourg	0.2	1,677,845
Costa Rica	0.1	1,105,686
Netherlands	0.0 (1)	307,566
British Virgin Islands	0.0 (1)	196,500
Total Investments	100.0%	$977,915,853
(1)	Amount is less than 0.05%.

Forward Foreign Currency Exchange Contracts (OTC)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
JPY	353,000,000	USD	2,684,847	State Street Bank and Trust Company	5/31/23	$ —	$ (4,158)
USD	2,063,519	CAD	2,799,001	State Street Bank and Trust Company	5/31/23	—	(9,402)
						$ —	$(13,560)
Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)
Interest Rate Futures
U.S. 2-Year Treasury Note	149	Long	6/30/23	$30,761,516	$ (27,218)
U.S. 10-Year Treasury Note	86	Long	6/21/23	9,883,281	119,502
U.S. Long Treasury Bond	84	Long	6/21/23	11,017,125	424,277
U.S. 5-Year Treasury Note	(25)	Short	6/30/23	(2,737,695)	(11,250)
14
See Notes to Financial Statements.

Eaton Vance
Total Return Bond Fund
March 31, 2023
Portfolio of Investments (Unaudited) — continued

Futures Contracts (continued)
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)
Interest Rate Futures (continued)
U.S. 10-Year Ultra Treasury Note	(29)	Short	6/21/23	$(3,513,078)	$ (11,684)
U.S. Ultra-Long Treasury Bond	(14)	Short	6/21/23	(1,975,750)	(14,131)
					$479,496
Abbreviations:
LIBOR	– London Interbank Offered Rate
OTC	– Over-the-counter
REITs	– Real Estate Investment Trusts
SOFR	– Secured Overnight Financing Rate
TBA	– To Be Announced
Currency Abbreviations:
CAD	– Canadian Dollar
JPY	– Japanese Yen
MXN	– Mexican Peso
USD	– United States Dollar
15
See Notes to Financial Statements.

Eaton Vance
Total Return Bond Fund
March 31, 2023
Statement of Assets and Liabilities (Unaudited)

March 31, 2023
Assets
Unaffiliated investments, at value (identified cost $992,005,088)	$ 940,568,693
Affiliated investments, at value (identified cost $41,629,323)	37,347,160
Cash	101,474
Deposits for derivatives collateral — financial futures contracts	609,690
Interest and dividends receivable	7,997,840
Interest and dividends receivable from affiliated investments	150,097
Receivable for investments sold	6,523,873
Receivable for Fund shares sold	4,788,424
Receivable for variation margin on open futures contracts	226,384
Tax reclaims receivable	32,680
Receivable from affiliate	151,045
Total assets	$ 998,497,360
Liabilities
Payable for investments purchased	$ 9,975,391
Payable for when-issued securities/forward purchase commitments	74,549,335
Payable for Fund shares redeemed	2,621,177
Payable for open forward foreign currency exchange contracts	13,560
Distributions payable	11,271
Due to custodian — foreign currency, at value (identified cost $1,522)	1,547
Payable to affiliates:
Investment adviser fee	331,993
Distribution and service fees	43,563
Accrued expenses	345,423
Total liabilities	$ 87,893,260
Net Assets	$ 910,604,100
Sources of Net Assets
Paid-in capital	$1,028,721,883
Accumulated loss	(118,117,783)
Net Assets	$ 910,604,100
Class A Shares
Net Assets	$ 88,170,710
Shares Outstanding	8,475,249
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 10.40
Maximum Offering Price Per Share (100 ÷ 96.75 of net asset value per share)	$ 10.75
Class C Shares
Net Assets	$ 30,038,164
Shares Outstanding	2,888,951
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$ 10.40
Class I Shares
Net Assets	$ 792,395,226
Shares Outstanding	76,231,713
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 10.39
On sales of $100,000 or more, the offering price of Class A shares is reduced.
*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.
16
See Notes to Financial Statements.

Eaton Vance
Total Return Bond Fund
March 31, 2023
Statement of Operations (Unaudited)

Six Months Ended
March 31, 2023
Investment Income
Dividend income (net of foreign taxes withheld of $26,424)	$ 243,397
Dividend income from affiliated investments	439,551
Interest income (net of foreign taxes withheld of $1,576)	17,717,236
Interest income from affiliated investments	587,852
Total investment income	$ 18,988,036
Expenses
Investment adviser fee	$ 1,659,262
Distribution and service fees:
Class A	108,468
Class C	148,735
Trustees’ fees and expenses	24,164
Custodian fee	94,073
Transfer and dividend disbursing agent fees	341,349
Legal and accounting services	32,651
Printing and postage	39,226
Registration fees	55,858
Miscellaneous	22,334
Total expenses	$ 2,526,120
Deduct:
Waiver and/or reimbursement of expenses by affiliate	$ 476,542
Total expense reductions	$ 476,542
Net expenses	$ 2,049,578
Net investment income	$ 16,938,458
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment transactions	$ (41,386,401)
Futures contracts	407,807
Swap contracts	(34,725)
Foreign currency transactions	(67,202)
Forward foreign currency exchange contracts	131,012
Net realized loss	$(40,949,509)
Change in unrealized appreciation (depreciation):
Investments	$ 54,671,107
Investments - affiliated investments	(1,122,408)
Futures contracts	89,805
Foreign currency	793
Forward foreign currency exchange contracts	(145,112)
Net change in unrealized appreciation (depreciation)	$ 53,494,185
Net realized and unrealized gain	$ 12,544,676
Net increase in net assets from operations	$ 29,483,134
17
See Notes to Financial Statements.

Eaton Vance
Total Return Bond Fund
March 31, 2023
Statements of Changes in Net Assets

	Six Months Ended March 31, 2023 (Unaudited)	Year Ended September 30, 2022
Increase (Decrease) in Net Assets
From operations:
Net investment income	$ 16,938,458	$ 22,335,702
Net realized loss	(40,949,509)	(16,488,780)
Net change in unrealized appreciation (depreciation)	53,494,185	(115,384,239)
Net increase (decrease) in net assets from operations	$ 29,483,134	$(109,537,317)
Distributions to shareholders:
Class A	$ (1,987,090)	$ (3,691,989)
Class C	(568,609)	(1,157,380)
Class I	(15,119,885)	(23,898,871)
Total distributions to shareholders	$ (17,675,584)	$ (28,748,240)
Transactions in shares of beneficial interest:
Class A	$ 242,617	$ (2,427,026)
Class C	(1,103,024)	(10,600,672)
Class I	259,976,371	4,787,852
Net increase (decrease) in net assets from Fund share transactions	$259,115,964	$ (8,239,846)
Net increase (decrease) in net assets	$270,923,514	$(146,525,403)
Net Assets
At beginning of period	$ 639,680,586	$ 786,205,989
At end of period	$910,604,100	$ 639,680,586
18
See Notes to Financial Statements.

Eaton Vance
Total Return Bond Fund
March 31, 2023
Financial Highlights

	Class A
	Six Months Ended March 31, 2023 (Unaudited)	Year Ended September 30,
			2022	2021	2020	2019	2018
Net asset value — Beginning of period	$ 10.230	$ 12.340	$ 11.820	$ 11.990	$ 11.570	$ 11.930
Income (Loss) From Operations
Net investment income(1)	$ 0.225	$ 0.325	$ 0.330	$ 0.395	$ 0.427	$ 0.402
Net realized and unrealized gain (loss)	0.180	(2.017)	0.573	(0.143)	0.451	(0.344)
Total income (loss) from operations	$ 0.405	$ (1.692)	$ 0.903	$ 0.252	$ 0.878	$ 0.058
Less Distributions
From net investment income	$ (0.235)	$ (0.345)	$ (0.323)	$ (0.413)	$ (0.458)	$ (0.409)
From net realized gain	—	(0.073)	(0.060)	(0.009)	—	(0.009)
Total distributions	$ (0.235)	$ (0.418)	$ (0.383)	$ (0.422)	$ (0.458)	$ (0.418)
Net asset value — End of period	$10.400	$10.230	$ 12.340	$ 11.820	$ 11.990	$11.570
Total Return(2)(3)	4.10% (4)	(14.10)%	7.72%	2.21%	7.76%	0.50%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$ 88,171	$ 86,430	$107,380	$136,688	$137,889	$ 43,503
Ratios (as a percentage of average daily net assets):
Expenses (3)	0.74% (5)(6)	0.74% (6)	0.74%	0.74%	0.74%	0.74%
Net investment income	4.38% (5)	2.84%	2.70%	3.38%	3.62%	3.43%
Portfolio Turnover	76% (4)(7)	118% (7)	85% (7)	89%	75%	43%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	The investment adviser reimbursed certain operating expenses (equal to 0.13%, 0.10%, 0.08%, 0.11%, 0.11% and 0.22% of average daily net assets for the six months ended March 31, 2023 and the years ended September 30, 2022, 2021, 2020, 2019 and 2018, respectively). Absent this reimbursement, total return would be lower.
(4)	Not annualized.
(5)	Annualized.
(6)	Includes a reduction by the investment adviser of a portion of its adviser fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended March 31, 2023 and the year ended September 30, 2022).
(7)	Includes the effect of To-Be-Announced (TBA) transactions.
19
See Notes to Financial Statements.

Eaton Vance
Total Return Bond Fund
March 31, 2023
Financial Highlights — continued

	Class C
	Six Months Ended March 31, 2023 (Unaudited)	Year Ended September 30,
			2022	2021	2020	2019	2018
Net asset value — Beginning of period	$ 10.220	$ 12.330	$ 11.820	$ 11.990	$ 11.560	$ 11.920
Income (Loss) From Operations
Net investment income(1)	$ 0.186	$ 0.236	$ 0.238	$ 0.307	$ 0.344	$ 0.313
Net realized and unrealized gain (loss)	0.191	(2.014)	0.564	(0.142)	0.456	(0.343)
Total income (loss) from operations	$ 0.377	$ (1.778)	$ 0.802	$ 0.165	$ 0.800	$ (0.030)
Less Distributions
From net investment income	$ (0.197)	$ (0.259)	$ (0.232)	$ (0.326)	$ (0.370)	$ (0.321)
From net realized gain	—	(0.073)	(0.060)	(0.009)	—	(0.009)
Total distributions	$ (0.197)	$ (0.332)	$ (0.292)	$ (0.335)	$ (0.370)	$ (0.330)
Net asset value — End of period	$10.400	$10.220	$12.330	$11.820	$11.990	$11.560
Total Return(2)(3)	3.72% (4)	(14.67)%	6.83%	1.45%	7.05%	(0.25)%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$ 30,038	$ 30,639	$ 48,423	$ 54,189	$ 52,001	$ 20,926
Ratios (as a percentage of average daily net assets):
Expenses (3)	1.49% (5)(6)	1.49% (6)	1.49%	1.49%	1.49%	1.49%
Net investment income	3.63% (5)	2.05%	1.95%	2.63%	2.93%	2.67%
Portfolio Turnover	76% (4)(7)	118% (7)	85% (7)	89%	75%	43%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	The investment adviser reimbursed certain operating expenses (equal to 0.13%, 0.10%, 0.08%, 0.11%, 0.11% and 0.22% of average daily net assets for the six months ended March 31, 2023 and the years ended September 30, 2022, 2021, 2020, 2019 and 2018, respectively). Absent this reimbursement, total return would be lower.
(4)	Not annualized.
(5)	Annualized.
(6)	Includes a reduction by the investment adviser of a portion of its adviser fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended March 31, 2023 and the year ended September 30, 2022).
(7)	Includes the effect of To-Be-Announced (TBA) transactions.
20
See Notes to Financial Statements.

Eaton Vance
Total Return Bond Fund
March 31, 2023
Financial Highlights — continued

	Class I
	Six Months Ended March 31, 2023 (Unaudited)	Year Ended September 30,
			2022	2021	2020	2019	2018
Net asset value — Beginning of period	$ 10.220	$ 12.330	$ 11.810	$ 11.990	$ 11.560	$ 11.920
Income (Loss) From Operations
Net investment income(1)	$ 0.239	$ 0.353	$ 0.356	$ 0.423	$ 0.457	$ 0.440
Net realized and unrealized gain (loss)	0.179	(2.016)	0.578	(0.152)	0.460	(0.352)
Total income (loss) from operations	$ 0.418	$ (1.663)	$ 0.934	$ 0.271	$ 0.917	$ 0.088
Less Distributions
From net investment income	$ (0.248)	$ (0.374)	$ (0.354)	$ (0.442)	$ (0.487)	$ (0.439)
From net realized gain	—	(0.073)	(0.060)	(0.009)	—	(0.009)
Total distributions	$ (0.248)	$ (0.447)	$ (0.414)	$ (0.451)	$ (0.487)	$ (0.448)
Net asset value — End of period	$ 10.390	$ 10.220	$ 12.330	$ 11.810	$ 11.990	$ 11.560
Total Return(2)(3)	4.24% (4)	(13.89)%	8.00%	2.37%	8.12%	0.74%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$792,395	$522,611	$630,403	$531,191	$622,727	$152,363
Ratios (as a percentage of average daily net assets):
Expenses (3)	0.49% (5)(6)	0.49% (6)	0.49%	0.49%	0.49%	0.49%
Net investment income	4.65% (5)	3.07%	2.92%	3.62%	3.89%	3.77%
Portfolio Turnover	76% (4)(7)	118% (7)	85% (7)	89%	75%	43%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(3)	The investment adviser reimbursed certain operating expenses (equal to 0.13%, 0.10%, 0.08%, 0.11%, 0.11% and 0.22% of average daily net assets for the six months ended March 31, 2023 and the years ended September 30, 2022, 2021, 2020, 2019 and 2018, respectively). Absent this reimbursement, total return would be lower.
(4)	Not annualized.
(5)	Annualized.
(6)	Includes a reduction by the investment adviser of a portion of its adviser fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended March 31, 2023 and the year ended September 30, 2022).
(7)	Includes the effect of To-Be-Announced (TBA) transactions.
21
See Notes to Financial Statements.

Eaton Vance
Total Return Bond Fund
March 31, 2023
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Eaton Vance Total Return Bond Fund (the Fund) is a diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is total return. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after their purchase as described in the Fund’s prospectus. Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class-specific expenses.
The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—The following methodologies are used to determine the market value or fair value of investments.
Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.
Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that uses various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events.
Senior Floating-Rate Loans. Interests in senior floating-rate loans (Senior Loans) for which reliable market quotations are readily available are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service.
Derivatives. Futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average ask prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Fund's forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service. Swaps are normally valued using valuations provided by a third party pricing service. Such pricing service valuations are based on the present value of fixed and projected floating rate cash flows over the term of the swap contract, and in the case of credit default swaps, based on credit spread quotations obtained from broker/dealers and expected default recovery rates determined by the pricing service using proprietary models. Future cash flows on swaps are discounted to their present value using swap rates provided by electronic data services or by broker/dealers.
Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads.
Other. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Trustees have designated the Fund’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
22

Eaton Vance
Total Return Bond Fund
March 31, 2023
Notes to Financial Statements (Unaudited) — continued

B  Investment Transactions—Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.
C  Income—Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Fees associated with loan amendments are recognized immediately. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Withholding taxes on foreign interest have been provided for in accordance with the Fund’s understanding of the applicable countries’ tax rules and rates. Inflation adjustments to the principal amount of inflation-adjusted bonds and notes are reflected as interest income. Deflation adjustments to the principal amount of an inflation-adjusted bond or note are reflected as reductions to interest income to the extent of interest income previously recorded on such bond or note.
D  Federal and Other Taxes—The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.
In addition to the requirements of the Internal Revenue Code, the Fund may also be subject to local taxes on the recognition of capital gains in certain countries. In determining the daily net asset value, the Fund estimates the accrual for such taxes, if any, based on the unrealized appreciation on certain portfolio securities and the related tax rates. Taxes attributable to unrealized appreciation are included in the change in unrealized appreciation (depreciation) on investments. Capital gains taxes on securities sold are included in net realized gain (loss) on investments.
As of March 31, 2023, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
E  Expenses—The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.
F  Foreign Currency Translation—Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
G  Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
H  Indemnifications—Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
I  Futures Contracts—Upon entering into a futures contract, the Fund is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Fund each business day, depending on the daily fluctuations in the value of the underlying security, and are recorded as unrealized gains or losses by the Fund. Gains (losses) are realized upon the expiration or closing of the futures contracts. Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the  futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.
J  Forward Foreign Currency Exchange Contracts—The Fund may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar.
23

Eaton Vance
Total Return Bond Fund
March 31, 2023
Notes to Financial Statements (Unaudited) — continued

K  Credit Default Swaps—When the Fund is the buyer of a credit default swap contract, the Fund is entitled to receive the par (or other agreed-upon) value of a referenced debt obligation (or basket of debt obligations) from the counterparty to the contract if a credit event by a third party, such as a U.S. or foreign corporate issuer or sovereign issuer, on the debt obligation occurs. In return, the Fund pays the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Fund would have spent the stream of payments and received no proceeds from the contract. When the Fund is the seller of a credit default swap contract, it receives the stream of payments, but is obligated to pay to the buyer of the protection an amount up to the notional amount of the swap and in certain instances take delivery of securities of the reference entity upon the occurrence of a credit event, as defined under the terms of that particular swap agreement. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring, obligation acceleration and repudiation/moratorium. If the Fund is a seller of protection and a credit event occurs, the maximum potential amount of future payments that the Fund could be required to make would be an amount equal to the notional amount of the agreement. This potential amount would be partially offset by any recovery value of the respective referenced obligation, or net amount received from the settlement of a buy protection credit default swap agreement entered into by the Fund for the same referenced obligation. As the seller, the Fund may create economic leverage to its portfolio because, in addition to its total net assets, the Fund is subject to investment exposure on the notional amount of the swap. The interest fee paid or received on the swap contract, which is based on a specified interest rate on a fixed notional amount, is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized gain upon receipt or realized loss upon payment. The Fund also records an increase or decrease to unrealized appreciation (depreciation) in an amount equal to the daily valuation. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. All upfront payments and receipts, if any, are amortized over the life of the swap contract as realized gains or losses. Those upfront payments or receipts for non-centrally cleared swaps are recorded as other assets or other liabilities, respectively, net of amortization. For financial reporting purposes, unamortized upfront payments or receipts, if any, are netted with unrealized appreciation or depreciation on swap contracts to determine the market value of swaps. These transactions involve certain risks, including the risk that the seller may be unable to fulfill the transaction. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP.
L  When-Issued Securities and Delayed Delivery Transactions—The Fund may purchase securities on a delayed delivery, when-issued or forward commitment basis, including TBA (To Be Announced) securities. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. Securities purchased on a delayed delivery, when-issued or forward commitment basis are marked-to-market daily and begin earning interest on settlement date. Such security purchases are subject to the risk that when delivered they will be worth less than the agreed upon payment price. Losses may also arise if the counterparty does not perform under the contract. A forward purchase commitment may also be closed by entering into an offsetting commitment. If an offsetting commitment is entered into, the Fund will realize a gain or loss on investments based on the price established when the Fund entered into the commitment.
M  Interim Financial Statements—The interim financial statements relating to March 31, 2023 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
2  Distributions to Shareholders and Income Tax Information
The Fund declares dividends daily to shareholders of record at the time of declaration. Distributions are generally paid monthly. Distributions of realized capital gains are made at least annually. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.
At September 30, 2022, the Fund had a net capital loss of $18,493,481 attributable to security transactions incurred after October 31, 2021 that it has elected to defer. This net capital loss is treated as arising on the first day of the Fund’s taxable year ending September 30, 2023.
Additionally, at September 30, 2022, the Fund had a late year ordinary loss of $370,360 which it has elected to defer to the following taxable year pursuant to income tax regulations. Late year ordinary losses represent certain specified losses realized in that portion of a taxable year after October 31 that are treated as ordinary for tax purposes plus ordinary losses attributable to that portion of a taxable year after December 31.
24

Eaton Vance
Total Return Bond Fund
March 31, 2023
Notes to Financial Statements (Unaudited) — continued

The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of the Fund at March 31, 2023, as determined on a federal income tax basis, were as follows:
Aggregate cost	$1,037,575,796
Gross unrealized appreciation	$ 12,728,452
Gross unrealized depreciation	(71,922,459)
Net unrealized depreciation	$ (59,194,007)
3  Investment Adviser Fee and Other Transactions with Affiliates
The investment adviser fee is earned by Boston Management and Research (BMR), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Fund. The fee is computed at an annual rate as a percentage of average daily net assets as follows and is payable monthly:
Average Daily Net Assets	Annual Fee Rate
Up to $1 billion	0.450%
$1 billion but less than $2.5 billion	0.425%
$2.5 billion but less than $5 billion	0.410%
Over $5 billion	0.400%
For the six months ended March 31, 2023, the investment adviser fee amounted to $1,659,262 or 0.45% (annualized) of the Fund’s average daily net assets.
The Fund may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment adviser fee paid by the Fund is reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the six months ended March 31, 2023, the investment adviser fee paid was reduced by $17,995 relating to the Fund’s investment in the Liquidity Fund.
BMR has agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only) exceed 0.74%, 1.49% and 0.49% of the Fund’s average daily net assets for Class A, Class C and Class I, respectively. This agreement may be changed or terminated after January 31, 2024. Pursuant to this agreement, BMR was allocated $458,547 of the Fund’s operating expenses for the six months ended March 31, 2023.
EVM, an affiliate of BMR and an indirect, wholly-owned subsidiary of Morgan Stanley, serves as the administrator of the Fund, but receives no compensation. EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended March 31, 2023, EVM earned $6,872 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund's principal underwriter, received $3,528 as its portion of the sales charge on sales of Class A shares for the six months ended March 31, 2023. EVD also received distribution and service fees from Class A and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).
Trustees and officers of the Fund who are members of EVM’s or BMR's organizations receive remuneration for their services to the Fund out of the investment adviser fee. Trustees of the Fund who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended March 31, 2023, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of the above organizations.
4  Distribution Plans
The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended March 31, 2023 amounted to $108,468 for Class A shares.
25

Eaton Vance
Total Return Bond Fund
March 31, 2023
Notes to Financial Statements (Unaudited) — continued

The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the six months ended March 31, 2023, the Fund paid or accrued to EVD $111,551 for Class C shares.
Pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended March 31, 2023 amounted to $37,184 for Class C shares.
Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).
5  Contingent Deferred Sales Charges
A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within 12 months of purchase. Class A shares may be subject to a 0.75% CDSC if redeemed within 12 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the six months ended March 31, 2023, the Fund was informed that EVD received approximately $6,000 and $1,000 of CDSCs paid by Class A and Class C shareholders, respectively.
6  Purchases and Sales of Investments
Purchases and sales of investments, other than short-term obligations and including maturities, paydowns, TBA transactions, and principal repayments on Senior Loans, for the six months ended March 31, 2023 were as follows:
	Purchases	Sales
Investments (non-U.S. Government)	$ 298,571,092	$ 124,008,735
U.S. Government and Agency Securities	568,576,461	447,471,729
	$867,147,553	$571,480,464
7  Shares of Beneficial Interest
The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares, including direct exchanges pursuant to share class conversions for all periods presented, were as follows:
	Six Months Ended March 31, 2023 (Unaudited)		Year Ended September 30, 2022
	Shares	Amount	Shares	Amount
Class A
Sales	1,005,532	$ 10,398,364	2,661,942	$ 30,817,187
Issued to shareholders electing to receive payments of distributions in Fund shares	188,767	1,947,575	316,396	3,618,999
Redemptions	(1,171,743)	(12,103,322)	(3,227,438)	(36,863,212)
Net increase (decrease)	22,556	$ 242,617	(249,100)	$ (2,427,026)
26

Eaton Vance
Total Return Bond Fund
March 31, 2023
Notes to Financial Statements (Unaudited) — continued

	Six Months Ended March 31, 2023 (Unaudited)		Year Ended September 30, 2022
	Shares	Amount	Shares	Amount
Class C
Sales	427,504	$ 4,426,090	366,358	$ 4,240,415
Issued to shareholders electing to receive payments of distributions in Fund shares	55,063	567,759	100,484	1,154,212
Redemptions	(591,744)	(6,096,873)	(1,395,071)	(15,995,299)
Net decrease	(109,177)	$ (1,103,024)	(928,229)	$ (10,600,672)
Class I
Sales	38,184,294	$ 395,014,472	33,888,929	$ 388,383,476
Issued to shareholders electing to receive payments of distributions in Fund shares	1,463,030	15,096,092	2,083,169	23,847,285
Redemptions	(14,568,438)	(150,134,193)	(35,948,251)	(407,442,909)
Net increase	25,078,886	$ 259,976,371	23,847	$ 4,787,852
8  Financial Instruments
The Fund may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include forward foreign currency exchange contracts, futures contracts and swap contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at March 31, 2023 is included in the Portfolio of Investments. At March 31, 2023, the Fund had sufficient cash and/or securities to cover commitments under these contracts.
In the normal course of pursuing its investment objective, the Fund is subject to the following risks:
Credit Risk: The Fund enters into credit default swap contracts to manage certain investment risks and/or to enhance total return or as a substitute for the purchase or sale of securities.
Interest Rate Risk: The Fund enters into interest rate futures contracts to seek to hedge against fluctuations in interest rates and/or to change the effective duration of its portfolio.
Foreign Exchange Risk: The Fund engages in forward foreign currency exchange contracts to enhance total return, to seek to hedge against fluctuations in currency exchange rates and/or as a substitute for the purchase or sale of securities or currencies.
The Fund enters into over-the-counter (OTC) derivatives that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Fund’s net assets below a certain level over a certain period of time, which would trigger a payment by the Fund for those derivatives in a liability position. At March 31, 2023, the fair value of derivatives with credit-related contingent features in a net liability position was $13,560. At March 31, 2023, there were no assets pledged by the Fund for such liability.
The OTC derivatives in which the Fund invests are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Fund has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the relevant ISDA Master Agreement. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA Master Agreements, which would cause the counterparty to accelerate payment by the Fund of any net liability owed to it.
27

Eaton Vance
Total Return Bond Fund
March 31, 2023
Notes to Financial Statements (Unaudited) — continued

The collateral requirements for derivatives traded under an ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Fund and/or counterparty is held in segregated accounts by the Fund’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as deposits for derivatives collateral and, in the case of cash pledged by a counterparty for the benefit of the Fund, a corresponding liability on the Statement of Assets and Liabilities. Securities pledged by the Fund as collateral, if any, are identified as such in the Portfolio of Investments.
The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at March 31, 2023 was as follows:
		Fair Value
Risk	Derivative	Asset Derivative	Liability Derivative
Foreign Exchange	Forward foreign currency exchange contracts	$ —	$ (13,560)(1)
Interest Rate	Futures contracts	543,779 (2)	(64,283) (2)
Total		$543,779	$(77,843)
Derivatives not subject to master netting or similar agreements		$543,779	$(64,283)
Total Derivatives subject to master netting or similar agreements		$ —	$(13,560)
(1)	Statement of Assets and Liabilities location: Payable for open forward foreign currency exchange contracts.
(2)	Only the current day’s variation margin on open futures contracts is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin on open futures contracts, as applicable.
The Fund's derivative assets and liabilities at fair value by risk, which are reported gross in the Statement of Assets and Liabilities, are presented in the table above. The following table presents the Fund's derivative liabilities by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral pledged by the Fund for such liabilities as of March 31, 2023.
Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(b)
State Street Bank and Trust Company	$(13,560)	$ —	$ —	$ —	$(13,560)
(a)	In some instances, the total collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(b)	Net amount represents the net amount payable to the counterparty in the event of default.
28

Eaton Vance
Total Return Bond Fund
March 31, 2023
Notes to Financial Statements (Unaudited) — continued

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations by risk exposure for the six months ended March 31, 2023 was as follows:
Statement of Operations Caption	Credit	Foreign Exchange	Interest Rate	Total
Net realized gain (loss):
Futures contracts	$ —	$ —	$ 407,807	$ 407,807
Swap contracts	(34,725)	—	—	(34,725)
Forward foreign currency exchange contracts	—	131,012	—	131,012
Total	$(34,725)	$ 131,012	$407,807	$ 504,094
Change in unrealized appreciation (depreciation):
Futures contracts	$ —	$ —	$ 89,805	$ 89,805
Forward foreign currency exchange contracts	—	(145,112)	—	(145,112)
Total	$ —	$(145,112)	$ 89,805	$ (55,307)
The average notional cost of futures contracts and average notional amounts of other derivative contracts outstanding during the six months ended March 31, 2023, which are indicative of the volume of these derivative types, were approximately as follows:
Futures Contracts — Long	Futures Contracts — Short	Forward Foreign Currency Exchange Contracts*	Swap Contracts
$33,366,000	$27,079,000	$2,487,000	$914,000
*	The average notional amount of forward foreign currency exchange contracts is based on the absolute value of notional amounts of currency purchased and currency sold.
9  Line of Credit
The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $725 million unsecured line of credit agreement with a group of banks, which is in effect through October 24, 2023. In connection with the renewal of the agreement on October 25, 2022, the borrowing limit was decreased from $800 million.  Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Also in connection with the renewal of the agreement, an arrangement fee totaling $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the six months ended March 31, 2023.
10  Affiliated Investments
At March 31, 2023, the value of the Fund's investment in issuers and funds that may be deemed to be affiliated was $37,347,160, which represents 4.1% of the Fund's net assets. Transactions in such investments by the Fund for the six months ended March 31, 2023 were as follows:
29

Eaton Vance
Total Return Bond Fund
March 31, 2023
Notes to Financial Statements (Unaudited) — continued

Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Interest/ Dividend income	Principal amount/ Shares, end of period
Commercial Mortgage-Backed Securities
Morgan Stanley Bank of America Merrill Lynch Trust:
Series 2016-C29, Class C, 4.722%, 5/15/49	$3,768,534	$ —	$ —	$ —	$ (96,093)	$ 3,672,441	$ 99,136	$ 4,198,800
Series 2016-C29, Class D, 3.00%, 5/15/49	2,346,956	—	—	—	(190,953)	2,164,184	53,895	3,047,635
Series 2016-C32, Class D, 3.396%, 12/15/49	3,705,129	—	—	—	(425,097)	3,296,235	101,104	5,000,000
Morgan Stanley Capital I Trust:
Series 2016-UBS12, Class D, 3.312%, 12/15/49	3,862,789	—	—	—	(389,240)	3,501,532	146,386	7,150,000
Series 2019-BPR, Class B, 7.034%, (1 mo. USD LIBOR + 2.35%), 5/15/36	3,819,553	—	—	—	(12,249)	3,813,040	131,159	3,960,000
Series 2019-BPR, Class C, 7.984%, (1 mo. USD LIBOR + 3.30%), 5/15/36	1,463,766	—	—	—	(8,776)	1,454,990	56,172	1,540,000
Short-Term Investments
Liquidity Fund	4,082,231	254,178,986	(238,816,479)	—	—	19,444,738	439,551	19,444,738
Total				$ —	$(1,122,408)	$37,347,160	$1,027,403
11  Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At March 31, 2023, the hierarchy of inputs used in valuing the Fund's investments and open derivative instruments, which are carried at value, were as follows:
Asset Description	Level 1	Level 2	Level 3*	Total
Asset-Backed Securities	$ —	$ 121,712,529	$ —	$ 121,712,529
Collateralized Mortgage Obligations	—	37,119,036	—	37,119,036
Commercial Mortgage-Backed Securities	—	109,625,842	—	109,625,842
Convertible Bonds	—	3,797,860	—	3,797,860
Convertible Preferred Stocks	140,131	—	—	140,131
Corporate Bonds	—	336,709,448	—	336,709,448
Preferred Stocks	5,255,415	—	—	5,255,415
Senior Floating-Rate Loans	—	1,373,859	—	1,373,859
Sovereign Government Bonds	—	8,496,138	—	8,496,138
30

Eaton Vance
Total Return Bond Fund
March 31, 2023
Notes to Financial Statements (Unaudited) — continued

Asset Description (continued)	Level 1	Level 2	Level 3*	Total
U.S. Government Agency Mortgage-Backed Securities	$ —	$ 73,174,730	$ —	$ 73,174,730
U.S. Treasury Obligations	—	261,066,127	—	261,066,127
Miscellaneous	—	—	0	0
Short-Term Investments	19,444,738	—	—	19,444,738
Total Investments	$ 24,840,284	$ 953,075,569	$ 0	$ 977,915,853
Futures Contracts	$ 543,779	$ —	$ —	$ 543,779
Total	$ 25,384,063	$ 953,075,569	$ 0	$ 978,459,632
Liability Description
Forward Foreign Currency Exchange Contracts	$ —	$ (13,560)	$ —	$ (13,560)
Futures Contracts	(64,283)	—	—	(64,283)
Total	$ (64,283)	$ (13,560)	$ —	$ (77,843)
*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six months ended March 31, 2023 is not presented.
12  Risks and Uncertainties
Risks Associated with Foreign Investments
Foreign investments can be adversely affected by political, economic and market developments abroad, including the imposition of economic and other sanctions by the United States or another country. There may be less publicly available information about foreign issuers because they may not be subject to reporting practices, requirements or regulations comparable to those to which United States companies are subject. Foreign markets may be smaller, less liquid and more volatile than the major markets in the United States. Trading in foreign markets typically involves higher expense than trading in the United States. The Fund may have difficulties enforcing its legal or contractual rights in a foreign country. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates.
Economic data as reported by sovereign entities may be delayed, inaccurate or fraudulent. In the event of a default by a sovereign entity, there are typically no assets to be seized or cash flows to be attached. Furthermore, the willingness or ability of a sovereign entity to restructure defaulted debt may be limited. Therefore, losses on sovereign defaults may far exceed the losses from the default of a similarly rated U.S. debt issuer.
Pandemic Risk
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread internationally. This coronavirus has resulted in closing borders, enhanced health screenings, changes to healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. Health crises caused by outbreaks of disease, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks and disrupt normal market conditions and operations. The impact of this outbreak has negatively affected the worldwide economy, as well as the economies of individual countries and industries, and could continue to affect the market in significant and unforeseen ways. Other epidemics and pandemics that may arise in the future may have similar effects. Any such impact could adversely affect the Fund's performance, or the performance of the securities in which the Fund invests.
31

Eaton Vance
Total Return Bond Fund
March 31, 2023
Officers and Trustees

Officers
Eric A. Stein President	Nicholas S. Di Lorenzo Secretary
Deidre E. Walsh Vice President and Chief Legal Officer	Richard F. Froio Chief Compliance Officer
James F. Kirchner Treasurer
Trustees
George J. Gorman Chairperson
Alan C. Bowser
Thomas E. Faust Jr.*
Mark R. Fetting
Cynthia E. Frost
Valerie A. Mosley
Anchal Pachnanda*(1)
Keith Quinton
Marcus L. Smith
Susan J. Sutherland
Scott E. Wennerholm
Nancy A. Wiser

*	Interested Trustee
(1)	Ms. Pachnanda began serving as Trustee effective April 1, 2023.
32

Eaton Vance Funds
Privacy Notice	April 2021

FACTS	WHAT DOES EATON VANCE DO WITH YOUR PERSONAL INFORMATION?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
■ Social Security number and income
■ investment experience and risk tolerance
■ checking account number and wire transfer instructions

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Eaton Vance chooses to share; and whether you can limit this sharing.
Reasons we can share your personal information	Does Eaton Vance share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our investment management affiliates’ everyday business purposes — information about your transactions, experiences, and creditworthiness	Yes	Yes
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For our investment management affiliates to market to you	Yes	Yes
For our affiliates to market to you	No	We don’t share
For nonaffiliates to market to you	No	We don’t share
To limit our sharing	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com
Please note:
If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com
33

Eaton Vance Funds
Privacy Notice — continued	April 2021

Who we are
Who is providing this notice?	Eaton Vance Management, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Global Advisors Limited, Eaton Vance Management’s Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, Eaton Vance and Calvert Fund Families and our investment advisory affiliates (“Eaton Vance”) (see Investment Management Affiliates definition below)
What we do
How does Eaton Vance protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.
How does Eaton Vance collect my personal information?	We collect your personal information, for example, when you
■ open an account or make deposits or withdrawals from your account
■ buy securities from us or make a wire transfer
■ give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?	Federal law gives you the right to limit only
■ sharing for affiliates’ everyday business purposes — information about your creditworthiness
■ affiliates from using your information to market to you
■ sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.
Definitions
Investment Management Affiliates	Eaton Vance Investment Management Affiliates include registered investment advisers, registered broker- dealers, and registered and unregistered funds. Investment Management Affiliates does not include entities associated with Morgan Stanley Wealth Management, such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.
■ Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ■ Eaton Vance does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Eaton Vance doesn’t jointly market.
Other important information
Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Nonaffiliates unless you provide us with your written consent to share such information.
California: Except as permitted by law, we will not share personal information we collect about California residents with Nonaffiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.
34

Eaton Vance Funds
IMPORTANT NOTICES

Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial intermediary, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial intermediary.
Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov.
Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.
35

This Page Intentionally Left Blank

Investment Adviser
Boston Management and Research
Two International Place
Boston, MA 02110
Administrator
Eaton Vance Management
Two International Place
Boston, MA 02110
Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260
Custodian
State Street Bank and Trust Company
One Congress Street, Suite 1
Boston, MA 02114-2016
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Attn: Eaton Vance Funds
P.O. Box 534439
Pittsburgh, PA 15253-4439
(800) 262-1122
Fund Offices
Two International Place
Boston, MA 02110
* FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7768    3.31.23

Eaton Vance
Municipal Income Funds
Semiannual Report
March 31, 2023

AMT-Free    •      National

Commodity Futures Trading Commission Registration. The Commodity Futures Trading Commission (“CFTC”) has adopted regulations that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. Each investment adviser has claimed an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act with respect to its management of each Fund. Accordingly, neither the Funds nor the adviser with respect to the operation of the Funds is subject to CFTC regulation. Because of its management of other strategies, each Fund's adviser is registered with the CFTC as a commodity pool operator. Each adviser is also registered as a commodity trading advisor.
Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial intermediary. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report March 31, 2023
Eaton Vance
Municipal Income Funds

Eaton Vance
AMT-Free Municipal Income Fund
March 31, 2023
Performance

Portfolio Manager(s) Cynthia J. Clemson and Julie P. Callahan, CFA
% Average Annual Total Returns[1,2]	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	01/06/1998	03/16/1978	6.28%	(2.40)%	1.23%	1.99%
Class A with 3.25% Maximum Sales Charge	—	—	2.85	(5.58)	0.57	1.66
Class C at NAV	05/02/2006	03/16/1978	6.05	(3.04)	0.49	1.38
Class C with 1% Maximum Deferred Sales Charge	—	—	5.05	(3.99)	0.49	1.38
Class I at NAV	03/16/1978	03/16/1978	6.38	(2.12)	1.49	2.25

Bloomberg Municipal Bond Index	—	—	7.00%	0.26%	2.03%	2.38%
% Total Annual Operating Expense Ratios[3]	Class A	Class C	Class I
	0.86%	1.61%	0.61%
% Distribution Rates/Yields[4]	Class A	Class C	Class I
Distribution Rate	3.35%	2.61%	3.59%
Taxable-Equivalent Distribution Rate	5.65	4.40	6.07
SEC 30-day Yield	2.96	2.32	3.30
Taxable-Equivalent SEC 30-day Yield	4.99	3.92	5.57
% Total Leverage[5]
Residual Interest Bond (RIB) Financing	5.82%
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Furthermore, returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the redemption of Fund shares. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.
2

Eaton Vance
AMT-Free Municipal Income Fund
March 31, 2023
Fund Profile

Credit Quality (% of total investments)[1,2]
Footnotes:
[1]	For purposes of the Fund’s rating restrictions, ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”), as applicable. If securities are rated differently by the ratings agencies, the highest rating is applied. Ratings, which are subject to change, apply to the creditworthiness of the issuers of the underlying securities and not to the Fund or its shares. Credit ratings measure the quality of a bond based on the issuer’s creditworthiness, with ratings ranging from AAA, being the highest, to D, being the lowest based on S&P’s measures. Ratings of BBB or higher by S&P or Fitch (Baa or higher by Moody’s) are considered to be investment-grade quality. Credit ratings are based largely on the ratings agency’s analysis at the time of rating. The rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition and does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.
[2]	The chart includes the municipal bonds held by a trust that issues residual interest bonds, consistent with the Portfolio of Investments.
3

Eaton Vance
National Municipal Income Fund
March 31, 2023
Performance

Portfolio Manager(s) Craig R. Brandon, CFA and Christopher J. Eustance, CFA
% Average Annual Total Returns[1,2]	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	04/05/1994	12/19/1985	7.06%	(0.82)%	1.93%	2.49%
Class A with 3.25% Maximum Sales Charge	—	—	3.64	(4.01)	1.26	2.15
Class C at NAV	12/03/1993	12/19/1985	6.66	(1.56)	1.18	1.88
Class C with 1% Maximum Deferred Sales Charge	—	—	5.66	(2.52)	1.18	1.88
Class I at NAV	07/01/1999	12/19/1985	7.19	(0.57)	2.19	2.73

Bloomberg Municipal Bond Index	—	—	7.00%	0.26%	2.03%	2.38%
% Total Annual Operating Expense Ratios[3]	Class A	Class C	Class I
	0.67%	1.42%	0.42%
% Distribution Rates/Yields[4]	Class A	Class C	Class I
Distribution Rate	3.54%	2.79%	3.78%
Taxable-Equivalent Distribution Rate	5.97	4.72	6.39
SEC 30-day Yield	3.27	2.64	3.63
Taxable-Equivalent SEC 30-day Yield	5.52	4.45	6.12
% Total Leverage[5]
RIB Financing	1.63%
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Furthermore, returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the redemption of Fund shares. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.
4

Eaton Vance
National Municipal Income Fund
March 31, 2023
Fund Profile

Credit Quality (% of total investments)[1,2]
Footnotes:
[1]	For purposes of the Fund’s rating restrictions, ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”), as applicable. If securities are rated differently by the ratings agencies, the highest rating is applied. Ratings, which are subject to change, apply to the creditworthiness of the issuers of the underlying securities and not to the Fund or its shares. Credit ratings measure the quality of a bond based on the issuer’s creditworthiness, with ratings ranging from AAA, being the highest, to D, being the lowest based on S&P’s measures. Ratings of BBB or higher by S&P or Fitch (Baa or higher by Moody’s) are considered to be investment-grade quality. Credit ratings are based largely on the ratings agency’s analysis at the time of rating. The rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition and does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.
[2]	The chart includes the municipal bonds held by a trust that issues residual interest bonds, consistent with the Portfolio of Investments.
5

Eaton Vance
Municipal Income Funds
March 31, 2023
Endnotes and Additional Disclosures

[1]	Bloomberg Municipal Bond Index is an unmanaged index of municipal bonds traded in the U.S. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.
[2]	Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.
Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after purchase. The average annual total returns listed for Class C reflect conversion to Class A shares after eight years. Prior to November 5, 2020, Class C shares automatically converted to Class A shares ten years after purchase.
[3]	Source: Fund prospectus. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.
[4]	The Distribution Rate is based on the Fund’s last regular distribution per share in the period (annualized) divided by the Fund’s NAV at the end of the period. The Fund’s distributions may be comprised of amounts characterized for federal income tax purposes as tax-exempt income, qualified and non-qualified ordinary dividends, capital gains and nondividend distributions, also known as return of capital. The Fund will determine the federal income tax character of distributions paid to a shareholder after the end of the calendar year. This is reported on the IRS form 1099-DIV and provided to the shareholder shortly after each year-end. The Fund’s distributions are determined by the investment adviser based on its current assessment of the Fund’s long-term return potential. As portfolio and market conditions change, the rate of distributions paid by the Fund could change. Taxable-equivalent performance is based on the highest combined federal and state income tax rates, where applicable. Lower tax rates would result in lower tax-equivalent performance. Actual tax rates will vary depending on your income, exemptions and deductions. Rates do not include local taxes. The SEC Yield is a standardized measure based on the estimated yield to maturity of a fund’s investments over a 30-day period and is based on the maximum offer price at the date specified. The SEC Yield is not based on the distributions made by the Fund, which may differ.
[5]	Fund employs RIB financing. The leverage created by RIB investments provides an opportunity for increased income but, at the same time, creates special risks (including the likelihood of greater volatility of NAV). The cost of leverage rises and falls with changes in short-term interest rates. See “Floating Rate Notes Issued in Conjunction with Securities Held” in the notes to the financial statements for more information about RIB financing. RIB leverage represents the amount of Floating Rate Notes outstanding at period end as a percentage of Fund net assets plus Floating Rate Notes.
Fund profiles subject to change due to active management.
6

Eaton Vance
Municipal Income Funds
March 31, 2023
Fund Expenses

Example
As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases; and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2022 to March 31, 2023).
Actual Expenses
The first section of each table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second section of each table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in each table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second section of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.
Eaton Vance AMT-Free Municipal Income Fund

	Beginning Account Value (10/1/22)	Ending Account Value (3/31/23)	Expenses Paid During Period* (10/1/22 – 3/31/23)	Annualized Expense Ratio
Actual
Class A	$1,000.00	$1,062.80	$5.30	1.03%
Class C	$1,000.00	$1,060.50	$9.14	1.78%
Class I	$1,000.00	$1,063.80	$4.01	0.78%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,019.80	$5.19	1.03%
Class C	$1,000.00	$1,016.06	$8.95	1.78%
Class I	$1,000.00	$1,021.04	$3.93	0.78%
*	Expenses are equal to the Fund's annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on September 30, 2022.
7

Eaton Vance
Municipal Income Funds
March 31, 2023
Fund Expenses — continued

Eaton Vance National Municipal Income Fund

	Beginning Account Value (10/1/22)	Ending Account Value (3/31/23)	Expenses Paid During Period* (10/1/22 – 3/31/23)	Annualized Expense Ratio
Actual
Class A	$1,000.00	$1,070.60	$4.03	0.78%
Class C	$1,000.00	$1,066.60	$7.88	1.53%
Class I	$1,000.00	$1,071.90	$2.74	0.53%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,021.04	$3.93	0.78%
Class C	$1,000.00	$1,017.30	$7.70	1.53%
Class I	$1,000.00	$1,022.29	$2.67	0.53%
*	Expenses are equal to the Fund's annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on September 30, 2022.
8

Eaton Vance
AMT-Free Municipal Income Fund
March 31, 2023
Portfolio of Investments (Unaudited)

Tax-Exempt Mortgage-Backed Securities — 0.4%
Security	Principal Amount (000's omitted)	Value
Housing — 0.4%
California Housing Finance Agency, Municipal Certificates, Series 2021-1, Class A, 3.50%, 11/20/35	$1,024	$ 975,809
Total Tax-Exempt Mortgage-Backed Securities (identified cost $972,768)		$ 975,809

Tax-Exempt Municipal Obligations — 104.0%
Security	Principal Amount (000's omitted)	Value
Education — 2.8%
District of Columbia, (KIPP DC), 4.00%, 7/1/44	$105	$ 90,924
Florida Development Finance Corp., (River City Science Academy), 4.00%, 7/1/45	120	102,726
Georgia Private Colleges and Universities Authority, (Savannah College of Art and Design), 4.00%, 4/1/40	1,400	1,392,034
Maryland Stadium Authority, Built to Learn Revenue, 4.00%, 6/1/52	1,830	1,760,423
University of California, 5.25%, 5/15/35	3,555	3,664,139
		$ 7,010,246
Electric Utilities — 5.3%
Douglas County Public Utility District No. 1, WA, 3.00%, 9/1/52	$1,355	$ 1,053,485
Georgia Municipal Electric Power Authority, 5.00%, 1/1/39	5,000	5,002,550
Seattle, WA, Municipal Light and Power Improvement Revenue, 4.00%, 7/1/47	2,500	2,478,975
Utility Debt Securitization Authority, NY:
5.00%, 12/15/33	2,895	2,941,552
Green Bonds, 5.00%, 12/15/49	1,500	1,687,545
		$ 13,164,107
Escrowed/Prerefunded — 3.6%
New Jersey Economic Development Authority, (School Facilities Construction), Prerefunded to 12/15/28, 5.00%, 6/15/37	$3,000	$ 3,442,650
San Joaquin Hills Transportation Corridor Agency, CA, Prerefunded to 1/15/25, 5.00%, 1/15/34	5,235	5,484,448
		$ 8,927,098
Security	Principal Amount (000's omitted)	Value
General Obligations — 22.5%
Andover, MA, 4.00%, 7/15/52	$1,355	$ 1,339,296
Chicago Board of Education, IL:
5.00%, 12/1/42	390	380,909
5.00%, 12/1/44	1,405	1,395,713
Chicago, IL:
5.00%, 1/1/39	1,400	1,437,828
5.00%, 1/1/44	1,490	1,495,036
Del Valle Independent School District, TX, (PSF Guaranteed), 4.00%, 6/15/47	4,000	3,952,640
District of Columbia:
4.00%, 2/1/46	3,500	3,514,210
5.00%, 6/1/37(1)	7,000	7,579,180
Fort Worth Independent School District, TX, (PSF Guaranteed), 4.00%, 2/15/42	3,970	4,026,334
Illinois:
4.00%, 11/1/40	1,000	964,750
5.00%, 5/1/35	2,000	2,023,420
5.50%, 5/1/39	205	226,953
5.50%, 3/1/42	2,300	2,561,234
5.75%, 5/1/45	210	231,613
Little Elm Independent School District, TX, (PSF Guaranteed), 5.00%, 8/15/46	4,225	4,523,877
New York, NY:
4.00%, 9/1/46	2,000	1,956,740
4.00%, 4/1/50(2)	2,000	1,936,600
Northwest Independent School District, TX, (PSF Guaranteed), 4.00%, 2/15/47	3,000	2,998,050
Prosper Independent School District, TX, (PSF Guaranteed), 4.00%, 2/15/47	3,500	3,476,445
Salem-Keizer School District No. 24J, OR, 0.00%, 6/15/24	1,220	1,179,386
Spring Branch Independent School District, TX, (PSF Guaranteed), 4.50%, 2/1/47	8,750	9,101,050
		$ 56,301,264
Hospital — 10.8%
Brevard County Health Facilities Authority, FL, (Health First Obligated Group):
5.00%, 4/1/47	$2,500	$ 2,639,625
5.00%, 4/1/52	2,500	2,622,150
California Health Facilities Financing Authority, (St. Joseph Health System), Prerefunded to 7/1/23, 5.00%, 7/1/33	1,720	1,729,804
California Statewide Communities Development Authority, (Loma Linda University Medical Center), 5.25%, 12/1/34	3,000	3,068,850

9
See Notes to Financial Statements.

Eaton Vance
AMT-Free Municipal Income Fund
March 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Hospital (continued)
Colorado Health Facilities Authority, (CommonSpirit Health), 5.25%, 11/1/52	$1,000	$ 1,056,360
Colorado Health Facilities Authority, (Craig Hospital), 5.00%, 12/1/47	1,835	1,931,650
Delaware Health Facilities Authority, (Beebe Medical Center):
5.00%, 6/1/36	3,730	3,958,537
5.00%, 6/1/37	1,000	1,052,020
Escambia County Health Facilities Authority, FL, (Baptist Health Care Corp. Obligated Group), 4.00%, 8/15/45	500	445,680
New York Dormitory Authority, (Northwell Health Obligated Group), 5.00%, 5/1/52	1,475	1,552,098
Ohio Higher Educational Facility Commission, (University Hospitals Health System, Inc.), 4.00%, 1/15/39	2,100	2,059,869
Tarrant County Cultural Education Facilities Finance Corp., TX, (Cook Children's Medical Center), 5.25%, 12/1/39(1)	5,000	5,049,650
		$ 27,166,293
Housing — 2.3%
Cuyahoga Metropolitan Housing Authority, OH, 2.00%, 12/1/31	$1,250	$ 1,134,638
Massachusetts Housing Finance Agency, (GNMA),(FNMA),(FHLMC), Social Bonds, 4.95%, 12/1/53	2,500	2,552,975
Phoenix Industrial Development Authority, AZ, (Downtown Phoenix Student Housing, LLC - Arizona State University):
5.00%, 7/1/37	500	508,250
5.00%, 7/1/42	1,250	1,257,912
Texas Student Housing Corp., (University of North Texas), 9.375%, 7/1/06(3)	285	285,000
		$ 5,738,775
Insured - Education — 0.8%
Virginia College Building Authority, (Washington and Lee University), (NPFG), 5.25%, 1/1/31	$1,750	$ 1,953,332
		$ 1,953,332
Insured - Electric Utilities — 1.5%
Ohio Municipal Electric Generation Agency, (NPFG), 0.00%, 2/15/29	$2,865	$ 2,391,387
Omaha Public Power District, NE, (AGM), 4.00%, 2/1/51	1,395	1,369,360
		$ 3,760,747
Security	Principal Amount (000's omitted)	Value
Insured - General Obligations — 2.4%
McCamey Independent School District, TX, (AGM), 4.00%, 2/15/53	$3,500	$ 3,350,305
McCook, IL:
(AGM), 4.00%, 12/1/29	240	257,472
(AGM), 4.00%, 12/1/30	200	214,074
(AGM), 4.00%, 12/1/33	450	476,964
(AGM), 4.00%, 12/1/34	190	200,482
Proviso Township High School District No. 209, IL, (AGM), 4.00%, 12/1/38	1,500	1,522,275
		$ 6,021,572
Insured - Lease Revenue/Certificates of Participation — 3.1%
Anaheim Public Financing Authority, CA, (Anaheim Public Improvements), (AGM), 0.00%, 9/1/31	$8,680	$ 6,616,938
Hudson Yards Infrastructure Corp., NY, (AGM), 4.00%, 2/15/47	1,155	1,119,299
		$ 7,736,237
Insured - Other Revenue — 2.5%
Harris County-Houston Sports Authority, TX, (AGM), (NPFG), 0.00%, 11/15/34	$10,600	$ 6,205,770
		$ 6,205,770
Insured - Special Tax Revenue — 3.8%
Massachusetts, Dedicated Tax Revenue:
(NPFG), 5.50%, 1/1/27	$6,000	$ 6,622,560
(NPFG), 5.50%, 1/1/30	2,565	3,014,952
		$ 9,637,512
Insured - Transportation — 7.4%
Chicago, IL, (O'Hare International Airport):
(AGM), 5.00%, 1/1/28	$1,000	$ 1,002,590
(AGM), 5.125%, 1/1/31	1,000	1,002,610
(AGM), 5.25%, 1/1/32	785	787,096
E-470 Public Highway Authority, CO, (NPFG), 0.00%, 9/1/39	7,120	3,233,477
Pennsylvania Turnpike Commission, (AGM), 6.375%, 12/1/38	11,000	12,562,880
		$ 18,588,653
Insured - Water and Sewer — 0.8%
Michigan Finance Authority, (Detroit Water and Sewerage Department):
(AGM), 5.00%, 7/1/32	$655	$ 671,270
(AGM), 5.00%, 7/1/33	565	578,690
(AGM), 5.00%, 7/1/35	280	286,163

10
See Notes to Financial Statements.

Eaton Vance
AMT-Free Municipal Income Fund
March 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Insured - Water and Sewer (continued)
Michigan Finance Authority, (Detroit Water and Sewerage Department): (continued)
(AGM), 5.00%, 7/1/37	$565	$ 575,842
		$ 2,111,965
Other Revenue — 3.6%
Buckeye Tobacco Settlement Financing Authority, OH, 5.00%, 6/1/55	$1,620	$ 1,469,000
California Community Choice Financing Authority, Clean Energy Project Revenue, Green Bonds, 5.00% to 8/1/29 (Put Date), 12/1/53	750	784,087
Central Falls Detention Facility Corp., RI, 7.25%, 7/15/35(3)	1,200	216,000
Golden State Tobacco Securitization Corp., CA, 5.00%, 6/1/51	640	670,157
Loudoun County Economic Development Authority, VA, (Howard Hughes Medical Institute), 4.00%, 10/1/52	2,000	2,005,040
Mercer County Improvement Authority, NJ, 4.00%, 3/15/40	935	942,536
New York Dormitory Authority, Personal Income Tax Revenue, 4.00%, 2/15/39	3,000	3,018,510
		$ 9,105,330
Senior Living/Life Care — 3.1%
California Public Finance Authority, (Enso Village), Green Bonds, 2.375%, 11/15/28(4)	$140	$ 131,896
Manhattan, KS, (Meadowlark Hills), 4.00%, 6/1/46	1,150	831,013
National Finance Authority, NH, (The Vista):
5.25%, 7/1/39(4)	265	242,472
5.625%, 7/1/46(4)	360	329,692
5.75%, 7/1/54(4)	775	706,227
New Hope Cultural Education Facilities Finance Corp., TX, (The Outlook at Windhaven), 6.75%, 10/1/52	1,000	915,790
Pompano Beach, FL, (John Knox Village), 4.00%, 9/1/41	1,270	1,012,177
Saint Louis County Industrial Development Authority, MO, (St. Andrew's Resources for Seniors Obligated Group), 5.00%, 12/1/35	1,700	1,627,563
Washington Housing Finance Commission, (Horizon House), 5.00%, 1/1/30(4)	1,730	1,670,332
Washington Housing Finance Commission, (Transforming Age), 5.00%, 1/1/34(4)	245	211,572
		$ 7,678,734
Special Tax Revenue — 9.4%
Connecticut, Special Tax Obligation, (Transportation Infrastructure), 5.25%, 7/1/42	$2,250	$ 2,572,650
Security	Principal Amount (000's omitted)	Value
Special Tax Revenue (continued)
Dallas Area Rapid Transit, TX, Sales Tax Revenue, 4.00%, 12/1/51	$2,500	$ 2,439,825
District of Columbia, Income Tax Revenue, 5.50%, 7/1/47	1,500	1,731,690
Massachusetts Bay Transportation Authority, Sales Tax Revenue, 4.00%, 7/1/51	1,405	1,387,578
Metropolitan Pier and Exposition Authority, IL, (McCormick Place Expansion), 4.00%, 6/15/50	5,000	4,359,450
New York City Transitional Finance Authority, NY, Future Tax Revenue:
4.00%, 5/1/39	1,000	1,009,350
4.00%, 5/1/45	2,795	2,755,758
5.00%, 11/1/46(1)	2,000	2,203,140
New York Thruway Authority, Personal Income Tax Revenue:
4.00%, 3/15/44	1,000	988,190
5.00%, 3/15/48	500	549,245
Puerto Rico Sales Tax Financing Corp:
0.00%, 7/1/51	4,500	875,790
5.00%, 7/1/58	2,817	2,659,727
		$ 23,532,393
Transportation — 9.2%
Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport):
5.25%, 11/1/30	$1,100	$ 1,114,531
5.25%, 11/1/31	1,455	1,474,075
Denver City and County, CO, Airport System Revenue, 5.25%, 11/15/53	2,000	2,229,560
Georgia Ports Authority, 4.00%, 7/1/47	2,625	2,614,264
Grand Parkway Transportation Corp., TX, 5.125%, 10/1/43	1,100	1,103,927
Metropolitan Transportation Authority, NY, Green Bonds, 4.75%, 11/15/45	225	228,463
New Jersey Economic Development Authority, (Portal North Bridge), 5.25%, 11/1/47	4,000	4,316,320
New Jersey Transportation Trust Fund Authority, (Transportation Program), 5.00%, 6/15/50	2,500	2,590,325
New Jersey Transportation Trust Fund Authority, (Transportation System), 4.00%, 6/15/36	1,665	1,698,650
New Jersey Turnpike Authority, 5.25%, 1/1/52	1,000	1,120,730
New York Transportation Development Corp., (Terminal 4 John F. Kennedy International Airport), 4.00%, 12/1/42	2,400	2,295,960
South Jersey Transportation Authority, NJ, 4.625%, 11/1/47	1,500	1,490,955

11
See Notes to Financial Statements.

Eaton Vance
AMT-Free Municipal Income Fund
March 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Transportation (continued)
Texas Private Activity Bond Surface Transportation Corp., (North Tarrant Express Managed Lanes Project), 5.00%, 12/31/35	$355	$ 373,630
Texas Transportation Commission, 0.00%, 8/1/40	1,000	405,620
		$ 23,057,010
Water and Sewer — 9.1%
Atlanta, GA, Water and Wastewater Revenue, 5.00%, 11/1/35(1)	$6,990	$ 7,681,520
Austin, TX, Water and Wastewater System Revenue, 5.00%, 11/15/41	2,715	3,046,746
New York City Municipal Water Finance Authority, NY, (Water and Sewer System):
4.00%, 6/15/41	4,500	4,518,720
4.00%, 6/15/51	2,000	1,949,000
5.25%, 6/15/52(1)	1,000	1,122,000
(SPA: JPMorgan Chase Bank, N.A.), 3.65%, 6/15/43(5)	4,350	4,350,000
		$ 22,667,986
Total Tax-Exempt Municipal Obligations (identified cost $252,955,048)		$ 260,365,024
Total Investments — 104.4% (identified cost $253,927,816)		$ 261,340,833
Other Assets, Less Liabilities — (4.4)%		$ (11,062,920)
Net Assets — 100.0%		$ 250,277,913
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Security represents the municipal bond held by a trust that issues residual interest bonds.
(2)	When-issued security.
(3)	Defaulted security. Issuer has defaulted on the payment of interest and/or principal or has filed bankruptcy.
(4)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At March 31, 2023, the aggregate value of these securities is $3,292,190 or 1.3% of the Fund's net assets.
(5)	Variable rate demand obligation that may be tendered at par on any day for payment the same or next business day. The stated interest rate, which generally resets daily, is determined by the remarketing agent and represents the rate in effect at March 31, 2023.
At March 31, 2023, the concentration of the Fund’s investments in the various states determined as a percentage of net assets, is as follows:
Texas	21.4%
New York	14.4%
Others, representing less than 10% individually	68.6%
The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At March 31, 2023, 21.4% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 9.0% to 14.8% of total investments.
Abbreviations:
AGM	– Assured Guaranty Municipal Corp.
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GNMA	– Government National Mortgage Association
NPFG	– National Public Finance Guarantee Corp.
PSF	– Permanent School Fund
SPA	– Standby Bond Purchase Agreement

12
See Notes to Financial Statements.

Eaton Vance
National Municipal Income Fund
March 31, 2023
Portfolio of Investments (Unaudited)

Corporate Bonds — 0.9%
Security	Principal Amount (000's omitted)	Value
Education — 0.7%
Chapman University, 1.867%, 4/1/29	$5,160	$ 4,372,644
Grand Canyon University, 4.125%, 10/1/24	20,000	18,947,800
		$ 23,320,444
Hospital — 0.2%
UPMC, 1.803%, 4/15/26	$7,650	$ 6,976,828
		$ 6,976,828
Other — 0.0%(1)
YMCA of Greater New York, 2.303%, 8/1/26	$2,590	$ 2,339,318
		$ 2,339,318
Total Corporate Bonds (identified cost $30,295,844)		$ 32,636,590

Tax-Exempt Municipal Obligations — 93.8%
Security	Principal Amount (000's omitted)	Value
Bond Bank — 0.7%
New York State Environmental Facilities Corp., (State Revolving Fund), Green Bonds, 5.00%, 9/15/47(2)	$10,000	$ 11,166,700
Rickenbacker Port Authority, OH, (OASBO Expanded Asset Pooled Financing Program), 5.375%, 1/1/32	10,105	11,783,946
		$ 22,950,646
Cogeneration — 0.1%
Northampton County Industrial Development Authority, PA, (Northampton Generating), (AMT), 5.00%, 12/31/23(3)	$14,652	$ 2,637,417
		$ 2,637,417
Education — 6.9%
Florida Development Finance Corp., (River City Science Academy), 4.00%, 7/1/45	$230	$ 196,892
Louisiana Public Facilities Authority, (Tulane University), 5.00%, 10/15/48	3,850	4,161,465
Maryland Stadium Authority, Built to Learn Revenue, 4.00%, 6/1/52	6,255	6,017,185
Massachusetts Development Finance Agency, (Harvard University), 4.00%, 7/15/36	7,000	7,187,880
Miami University, OH, 4.00%, 9/1/45	4,030	3,934,287
Security	Principal Amount (000's omitted)	Value
Education (continued)
New York Dormitory Authority, (Rockefeller University), 5.00%, 7/1/53	$13,750	$ 14,765,300
Oregon Health and Science University, Green Bonds, 3.00%, 7/1/51	10,000	7,743,000
Pennsylvania Higher Educational Facilities Authority, (University of Pennsylvania), 4.00%, 2/15/43	5,000	5,003,850
Pennsylvania State University, 4.00%, 9/1/50	5,920	5,787,274
Philadelphia Industrial Development Authority, PA, (Temple University), 5.00%, 4/1/45	5,000	5,099,900
San Antonio Education Facilities Corp., TX, (University of the Incarnate Word), 4.00%, 4/1/54	3,500	2,855,860
Troy Capital Resource Corp., NY, (Rensselaer Polytechnic Institute), 5.00%, 9/1/38	5,000	5,338,600
University of California:
5.25%, 5/15/36	5,720	5,886,681
5.25%, 5/15/37	13,000	13,365,690
5.25%, 5/15/38	7,700	7,912,366
University of California Medical Center, 5.00%, 5/15/47	28,170	30,965,872
University of Massachusetts Building Authority, 5.00%, 11/1/52	20,000	21,453,200
University of Oregon, 5.00%, 4/1/50	12,500	13,391,625
University of Texas, 4.00%, 7/1/42	4,900	4,945,276
University of Utah, 5.00%, 8/1/44	12,240	13,164,732
University of Virginia:
5.00%, 4/1/39	21,600	23,275,944
5.00%, 4/1/42	19,370	20,749,725
Utah Board of Higher Education, (Dixie State University), 4.00%, 6/1/44	7,645	7,620,765
Vermont Educational and Health Buildings Financing Agency, (Middlebury College), 4.00%, 11/1/50	5,000	4,855,950
		$ 235,679,319
Electric Utilities — 2.9%
Douglas County Public Utility District No. 1, WA, 3.00%, 9/1/52	$16,020	$ 12,455,229
New York Power Authority, Green Bonds, 4.00%, 11/15/50	5,000	4,847,350
Omaha Public Power District, NE:
5.00%, 2/1/47(2)	20,000	22,137,800
5.25%, 2/1/52	12,500	13,948,875
Philadelphia, PA, Gas Works Revenue, (LOC: TD Bank, N.A.), 3.95%, 8/1/31(4)	14,000	14,000,000
Sacramento Municipal Utility District, CA, 4.00%, 8/15/45	11,560	11,660,919

13
See Notes to Financial Statements.

Eaton Vance
National Municipal Income Fund
March 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Electric Utilities (continued)
Seattle, WA, Municipal Light and Power Improvement Revenue, 4.00%, 7/1/43	$10,520	$ 10,585,645
Utility Debt Securitization Authority, NY, 5.00%, 12/15/33	10,000	10,638,900
		$ 100,274,718
Escrowed/Prerefunded — 1.6%
Charleston County Airport District, SC, (AMT), Prerefunded to 7/1/23, 5.50%, 7/1/38	$10,000	$ 10,062,800
Los Angeles Department of Airports, CA, (Los Angeles International Airport), (AMT), Prerefunded 11/15/31, 5.00%, 5/15/46	65	74,971
New Jersey Economic Development Authority, (School Facilities Construction):
Prerefunded to 12/15/28, 5.00%, 6/15/34	8,460	9,708,273
Prerefunded to 12/15/28, 5.00%, 6/15/35	13,300	15,262,415
New Jersey Turnpike Authority, Prerefunded to 7/1/24, 5.00%, 1/1/31	10,000	10,300,400
Southwestern Illinois Development Authority, (Memorial Group, Inc.), Prerefunded to 11/1/23, 7.25%, 11/1/33	9,170	9,393,381
University of California, Prerefunded to 5/15/24, 5.25%, 5/15/36	1,360	1,400,923
		$ 56,203,163
General Obligations — 19.0%
Alamo Community College District, TX, 4.50%, 8/15/47	$4,000	$ 4,165,000
Austin Independent School District, TX, 5.00%, 8/1/48	5,000	5,399,550
Beaverton School District No. 48J, OR, 5.00%, 6/15/52(2)	15,000	16,510,350
Bergen County Improvement Authority, NJ, (Bergen New Bridge Medical Center), 5.00%, 8/1/47	5,000	5,619,100
California:
5.00%, 11/1/42	25,000	28,620,250
5.25%, 9/1/47	10,500	12,037,725
Centennial School District No. 28Jt, OR, 5.00%, 6/15/50	10,000	10,901,800
Chicago Board of Education, IL:
5.00%, 12/1/30	9,000	9,346,050
5.00%, 12/1/42	10,405	10,162,459
5.00%, 12/1/44	15,110	15,010,123
Chicago, IL:
4.00%, 1/1/35	2,500	2,455,275
5.00%, 1/1/40	1,500	1,535,175
5.00%, 1/1/44	12,350	12,391,743
5.25%, 1/1/38	6,750	7,253,415
5.50%, 1/1/39	5,000	5,448,200
Clark County, NV, 5.00%, 5/1/48	19,650	20,808,367
Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
District of Columbia, 4.00%, 2/1/46	$13,250	$ 13,303,795
Fort Worth Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/47	7,000	7,441,000
Galveston Independent School District, TX, (PSF Guaranteed), 4.00%, 2/1/47	10,000	9,981,000
Harris County Flood Control District, TX, Sustainability Bonds, 4.25%, 10/1/47	10,940	11,105,522
Hermiston School District No. 8R, OR:
0.00%, 6/15/42	6,475	2,761,134
0.00%, 6/15/45	4,595	1,671,845
Houston Independent School District, TX, (PSF Guaranteed), 3.50% to 6/1/25 (Put Date), 6/1/39	14,300	14,412,112
Illinois:
5.00%, 2/1/24	10,705	10,875,317
5.00%, 11/1/24	11,295	11,637,690
5.00%, 2/1/27	18,500	18,739,945
5.00%, 2/1/29	15,000	16,071,000
5.00%, 5/1/39	10,000	10,071,200
5.25%, 7/1/30	6,150	6,174,662
5.50%, 5/1/39	870	963,168
5.50%, 3/1/42	11,700	13,028,886
5.75%, 5/1/45	890	981,599
Massachusetts:
3.00%, 4/1/49	10,000	7,814,200
4.00%, 12/1/44	7,850	7,853,768
New York, NY:
4.00%, 8/1/38	11,520	11,714,112
4.00%, 9/1/46	10,000	9,783,700
4.00%, 4/1/50(5)	5,000	4,841,500
4.17%, 4/1/42(6)	1,700	1,700,000
5.00%, 8/1/47	22,350	24,287,074
5.25%, 5/1/42	3,335	3,768,884
5.25%, 9/1/42	5,000	5,670,650
5.25%, 9/1/43	1,665	1,880,934
5.25%, 4/1/47(5)	5,000	5,611,950
(SPA: JPMorgan Chase Bank, N.A.), 3.65%, 3/1/40(6)	6,095	6,095,000
Northwest Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/48	20,000	22,185,000
Norwalk, CT, 4.00%, 8/15/47	10,000	9,990,000
Norwood, MA, 4.00%, 9/15/47	11,065	11,019,855
Pasadena Independent School District, (PSF Guaranteed), 4.00%, 2/15/52	10,000	9,848,200
Prosper Independent School District, TX, (PSF Guaranteed), 4.00%, 2/15/52	8,000	7,825,440
Puerto Rico:
4.00%, 7/1/41	7,500	6,101,850

14
See Notes to Financial Statements.

Eaton Vance
National Municipal Income Fund
March 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Puerto Rico: (continued)
5.625%, 7/1/29	$10,762	$ 11,252,490
5.75%, 7/1/31	13,891	14,759,733
Rice County, MN, 4.00%, 2/1/52	7,170	7,051,695
San Antonio Independent School District, TX, (PSF Guaranteed), 5.00%, 8/15/47	16,240	17,983,689
San Luis Coastal Unified School District, CA, (Election of 2022), 4.00%, 8/1/46	11,230	11,352,969
Santa Clarita Community College District, CA, (Election of 2016), 5.25%, 8/1/48	10,000	11,328,900
Spring Branch Independent School District, TX, (PSF Guaranteed), 4.50%, 2/1/47	8,750	9,101,050
Temple Independent School District, TX, (PSF Guaranteed), 4.25%, 2/1/47	13,000	13,222,690
Texas, (Texas Transportation Commission), Prerefunded to 10/1/24, 5.00%, 10/1/44	10,000	10,364,000
Tomball Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/48	8,000	8,992,000
Waco Independent School District, TX, (PSF Guaranteed), 4.125%, 8/15/47	6,000	6,049,560
Washington:
5.00%, 2/1/33	13,140	13,385,455
5.00%, 6/1/40	5,350	5,792,017
5.00%, 6/1/41	5,465	5,898,812
5.00%, 6/1/42	5,950	6,402,676
Wisconsin, 4.00%, 5/1/41	7,090	7,199,895
Ysleta Independent School District, TX, (PSF Guaranteed):
4.25%, 8/15/56	11,000	10,908,370
5.00%, 8/15/56(2)	5,000	5,486,300
		$ 651,408,875
Hospital — 11.8%
Brevard County Health Facilities Authority, FL, (Health First Obligated Group):
5.00%, 4/1/47	$10,000	$ 10,558,500
5.00%, 4/1/52	10,000	10,488,600
Bucks County Industrial Development Authority, PA, (Grand View Hospital), 4.00%, 7/1/51	4,000	3,012,480
California Health Facilities Financing Authority, (Cedars-Sinai Health System):
4.00%, 8/15/48	19,665	19,108,284
5.00%, 8/15/51	13,880	15,090,058
California Health Facilities Financing Authority, (St. Joseph Health System):
Prerefunded to 7/1/23, 5.00%, 7/1/33	17,530	17,629,921
Prerefunded to 7/1/23, 5.00%, 7/1/37	25,465	25,610,150
Security	Principal Amount (000's omitted)	Value
Hospital (continued)
Colorado Health Facilities Authority, (AdventHealth Obligated Group):
3.00%, 11/15/51	$4,515	$ 3,412,798
4.00%, 11/15/43	12,145	11,809,434
4.00%, 11/15/50	10,030	9,365,513
Colorado Health Facilities Authority, (Adventist Health System/Sunbelt Obligated Group), 4.00%, 11/15/46	9,715	9,245,571
Connecticut Health and Educational Facilities Authority, (Nuvance Health), 4.00%, 7/1/41	2,885	2,651,834
Connecticut Health and Educational Facilities Authority, (Trinity Health Corp.), 5.00%, 12/1/41	5,295	5,456,339
Escambia County Health Facilities Authority, FL, (Baptist Health Care Corp. Obligated Group), 4.00%, 8/15/45	4,005	3,569,897
Geisinger Authority, PA, (Geisinger Health System):
4.00%, 6/1/41	8,000	7,746,080
4.00%, 2/15/47	10,210	9,498,771
Illinois Finance Authority, (Northwestern Memorial HealthCare), 4.00%, 7/15/47	7,500	7,210,500
Illinois Finance Authority, (Presence Health Network), 5.00%, 2/15/26	7,500	7,985,850
Lancaster County Hospital Authority, PA, (Penn State Health), 5.00%, 11/1/46	10,500	11,034,240
Lehigh County General Purpose Authority, PA, (Lehigh Valley Health Network), 4.00%, 7/1/49	10,000	9,176,300
Maricopa County Industrial Development Authority, AZ, (Banner Health), Series 2019E, 4.00%, 1/1/45	9,000	8,785,890
Massachusetts Development Finance Agency, (Partners HealthCare System), 4.00%, 7/1/41	8,500	8,431,830
Massachusetts Health and Educational Facilities Authority, (Partners HealthCare System), (LOC: TD Bank, N.A.), 3.90%, 7/1/40(4)	4,950	4,950,000
Michigan Finance Authority, (Beaumont Health Credit Group), 5.00%, 11/1/44	22,760	23,174,460
Michigan Finance Authority, (Henry Ford Health System), 4.00%, 11/15/50	11,795	10,805,282
Michigan Finance Authority, (Trinity Health Credit Group):
4.00%, 12/1/45	10,000	9,684,800
4.00%, 12/1/49	5,645	5,360,492
5.00%, 12/1/41	5,395	5,693,721
Minneapolis, MN, (Allina Health System), 4.00%, 11/15/39	6,405	6,420,500
Missouri Health and Educational Facilities Authority, (BJC Health System):
4.00%, 1/1/45	9,475	9,040,666
5.00%, 1/1/44	6,000	6,040,200
Missouri Health and Educational Facilities Authority, (Children's Mercy Hospital), 4.00%, 5/15/48	5,475	5,230,596

15
See Notes to Financial Statements.

Eaton Vance
National Municipal Income Fund
March 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Hospital (continued)
New York Dormitory Authority, (Northwell Health Obligated Group), 5.00%, 5/1/52	$11,795	$ 12,411,525
Oregon Facilities Authority, (Samaritan Health Services), 5.00%, 10/1/35	2,260	2,343,756
Oregon Health and Science University, Green Bonds, 4.00%, 7/1/51	4,185	4,185,209
Pennsylvania Higher Educational Facilities Authority, (University of Pennsylvania Health System):
4.00%, 8/15/38	2,000	2,014,840
4.00%, 8/15/42	5,010	5,003,487
Salem Hospital Facility Authority, OR, (Salem Health), 5.00%, 5/15/44	11,620	12,049,940
South Dakota Health and Educational Facilities Authority, (Sanford Health), 5.00%, 11/1/44	10,000	10,112,100
Southcentral Pennsylvania General Authority, (WellSpan Health Obligated Group), 4.00%, 6/1/49	5,000	4,619,150
Tarrant County Cultural Education Facilities Finance Corp., TX, (Baylor Scott & White Health), 5.00%, 11/15/45	8,000	8,244,160
Washington Health Care Facilities Authority, (Seattle Children's Hospital), 4.00%, 10/1/45	5,000	4,822,150
West Virginia Hospital Finance Authority, (West Virginia United Health System Obligated Group), Prerefunded to 6/1/23, 5.375%, 6/1/38	21,895	21,985,864
Wisconsin Health and Educational Facilities Authority, (Ascension Health Alliance Senior Credit Group), 4.00%, 11/15/43	4,625	4,453,921
Wisconsin Health and Educational Facilities Authority, (Ascension Senior Credit Group):
4.00%, 11/15/39	5,000	5,017,850
4.00%, 11/15/46	5,000	4,737,150
		$ 405,280,659
Housing — 1.2%
California Community Housing Agency, (Summit at Sausalito Apartments), 3.00%, 2/1/57(7)	$2,335	$ 1,545,676
CSCDA Community Improvement Authority, CA, (City of Orange Portfolio), Essential Housing Revenue, Social Bonds, 3.00%, 3/1/57(7)	15,730	10,315,105
CSCDA Community Improvement Authority, CA, (Pasadena Portfolio), Essential Housing Revenue, Social Bonds, 3.00%, 12/1/56(7)	9,930	6,615,068
Maryland Economic Development Corp., (Morgan State University), Student Housing Revenue:
5.00%, 7/1/56	1,750	1,724,730
5.75%, 7/1/53	2,000	2,129,540
Massachusetts Housing Finance Agency, (Mill Road Apartments), 4.52%, (SIFMA + 0.55%), 11/1/23 (Put Date), 11/1/48(8)	3,890	3,890,000
Security	Principal Amount (000's omitted)	Value
Housing (continued)
New Mexico Mortgage Finance Authority, Single Family Mortgage Program, (FHLMC), (FNMA), (GNMA), 4.45%, 9/1/48	$1,500	$ 1,507,410
New York City Housing Development Corp., NY, 2.60%, 11/1/46	3,000	2,149,470
Texas Student Housing Corp., (University of Northern Texas), 6.85%, 7/1/31(9)	10,640	10,427,200
		$ 40,304,199
Industrial Development Revenue — 2.5%
Arkansas Development Finance Authority, (Big River Steel), (AMT), 4.50%, 9/1/49(7)	$1,000	$ 898,710
Metropolitan Nashville Airport Authority, TN, (Aero Nashville), 5.20%, 7/1/26	190	190,051
Montgomery County Industrial Development Authority, PA, (Constellation Energy Generation, LLC), 4.10% to 4/3/28 (Put Date), 4/1/53(5)	1,500	1,523,715
New York Transportation Development Corp., (Delta Air Lines, Inc. - LaGuardia Airport Terminals C&D Redevelopment):
(AMT), 4.375%, 10/1/45	31,500	29,529,990
(AMT), 5.00%, 10/1/40	41,585	41,842,827
Rockdale County Development Authority, GA, (Pratt Paper, LLC), (AMT), 4.00%, 1/1/38(7)	3,350	3,088,968
South Carolina Jobs-Economic Development Authority, (International Paper Co.), (AMT), 4.00% to 4/1/26 (Put Date), 4/1/33	5,000	5,004,150
Vermont Economic Development Authority, (Casella Waste Systems, Inc.), (AMT), 4.625% to 4/3/28 (Put Date), 4/1/36(7)	475	457,454
Warren County, MS, (International Paper Co.), 1.375% to 6/16/25 (Put Date), 5/1/34	4,000	3,728,920
		$ 86,264,785
Insured - Electric Utilities — 0.1%
Brownsville, TX, Utility System Revenue, (BAM), 5.00%, 9/1/51	$1,220	$ 1,300,593
Omaha Public Power District, NE, (AGM), 4.00%, 2/1/51	4,125	4,049,183
		$ 5,349,776
Insured - Escrowed/Prerefunded — 1.1%
North Texas Tollway Authority, (AGC), Prerefunded to 1/1/25, 6.20%, 1/1/42	$37,070	$ 39,330,899
		$ 39,330,899

16
See Notes to Financial Statements.

Eaton Vance
National Municipal Income Fund
March 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Insured - General Obligations — 1.7%
Clark County School District, NV, (AGM), 4.25%, 6/15/41	$5,000	$ 5,092,600
Ellis County Unified School District No. 489, KS, (AGM), 5.00%, 9/1/47	13,600	14,717,648
Lumberton Municipal Utility District, TX, (AGM), 3.00%, 8/15/52	5,045	3,730,979
Marlin Independent School District, TX, (AGM), 4.00%, 2/15/48	4,520	4,375,496
Montclair Board of Education, NJ:
(BAM), 4.00%, 1/15/40	4,200	4,266,612
(BAM), 4.00%, 1/15/41	4,200	4,244,436
(BAM), 4.00%, 1/15/42	4,200	4,232,970
Nassau County, NY, (AGM), 5.00%, 4/1/49	10,335	11,057,520
Waller Independent School District, TX, (BAM), 4.00%, 2/15/48	5,835	5,674,829
		$ 57,393,090
Insured - Hospital — 0.0%(1)
California Statewide Communities Development Authority, (Enloe Medical Center), (AGM), 5.25%, 8/15/52	$800	$ 860,728
		$ 860,728
Insured - Lease Revenue/Certificates of Participation — 0.3%
Commonwealth Financing Authority, PA, Tobacco Master Settlement Payment Revenue, (AGM), 4.00%, 6/1/39	$8,000	$ 7,900,160
Hudson Yards Infrastructure Corp., NY, (AGM), 4.00%, 2/15/47	1,530	1,482,708
		$ 9,382,868
Insured - Other Revenue — 1.0%
Harris County-Houston Sports Authority, TX, (AGM), (NPFG), 0.00%, 11/15/34	$58,155	$ 34,046,845
		$ 34,046,845
Insured - Special Tax Revenue — 0.8%
Massachusetts, Dedicated Tax Revenue:
(NPFG), 5.50%, 1/1/29	$11,000	$ 12,705,660
(NPFG), 5.50%, 1/1/30	3,080	3,620,294
Metropolitan Pier and Exposition Authority, IL, (McCormick Place), (BAM), 4.00%, 12/15/42	10,440	9,778,730
		$ 26,104,684
Insured - Transportation — 0.9%
E-470 Public Highway Authority, CO, (NPFG), 0.00%, 9/1/37	$13,335	$ 6,745,643
Security	Principal Amount (000's omitted)	Value
Insured - Transportation (continued)
Kansas City Industrial Development Authority, MO, (Kansas City International Airport Terminal Modernization), (AGM), (AMT), 5.00%, 3/1/49	$10,000	$ 10,293,100
Love Field Airport Modernization Corp., TX, (AGM), (AMT), 4.00%, 11/1/37	4,000	4,009,920
Metropolitan Transportation Authority, NY, Green Bonds, (AGM), 4.00%, 11/15/48	8,900	8,457,937
		$ 29,506,600
Insured - Water and Sewer — 0.3%
Pittsburg Public Financing Authority, CA, Water Revenue, (AGM), 5.00%, 8/1/52	$10,000	$ 10,977,300
		$ 10,977,300
Lease Revenue/Certificates of Participation — 0.5%
Colorado, Certificates of Participation, 6.00%, 12/15/40	$5,045	$ 6,150,107
Hampton Roads Transportation Accountability Commission, VA, 4.00%, 7/1/57	5,000	4,769,250
Minnesota, 5.00%, 6/1/38	2,500	2,506,425
New Jersey Economic Development Authority, (School Facilities Construction), 5.00%, 6/15/39	2,165	2,312,480
		$ 15,738,262
Nursing Home — 0.1%
Mississippi Business Finance Corp., (Magnolia Healthcare), 7.99%, 7/1/25	$3,190	$ 3,197,720
		$ 3,197,720
Other Revenue — 2.5%
Buckeye Tobacco Settlement Financing Authority, OH, 5.00%, 6/1/55	$37,065	$ 33,610,172
Central Falls Detention Facility Corp., RI, 7.25%, 7/15/35(9)	250	45,000
Cleveland-Cuyahoga County Port Authority, OH, (Playhouse Square Foundation), 5.25%, 12/1/38	750	761,670
Golden State Tobacco Securitization Corp., CA, 5.00%, 6/1/51	4,900	5,130,888
Houston, TX, Hotel Occupancy Tax and Special Revenue, 3.00%, 9/1/33	140	137,382
Kalispel Tribe of Indians, WA:
Series A, 5.25%, 1/1/38(7)	1,865	1,927,011
Series B, 5.25%, 1/1/38(7)	1,000	1,033,250
Main Street Natural Gas, Inc., GA, Gas Supply Revenue:
5.00% to 3/1/30 (Put Date), 7/1/53	6,785	7,185,654
5.00% to 6/1/30 (Put Date), 6/1/53	10,000	10,438,000

17
See Notes to Financial Statements.

Eaton Vance
National Municipal Income Fund
March 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Other Revenue (continued)
Minnesota Municipal Gas Agency, (Liq: Royal Bank of Canada), 4.236%, (67% of SOFR + 1.00%), 12/1/27 (Put Date), 12/1/52(8)	$12,500	$ 12,246,875
Texas Municipal Gas Acquisition and Supply Corp. I, Gas Supply Revenue, 6.25%, 12/15/26	11,645	12,255,897
		$ 84,771,799
Senior Living/Life Care — 1.2%
California Public Finance Authority, (Enso Village):
Green Bonds, 2.125%, 11/15/27(7)	$1,155	$ 1,097,331
Green Bonds, 2.375%, 11/15/28(7)	970	913,847
Green Bonds, 5.00%, 11/15/46(7)	540	475,335
Clackamas County Hospital Facility Authority, OR, (Rose Villa):
5.25%, 11/15/50	250	223,913
5.375%, 11/15/55	300	269,733
New Hope Cultural Education Facilities Finance Corp., TX, (Longhorn Village), 5.00%, 1/1/47	8,000	7,141,920
Palm Beach County Health Facilities Authority, FL, (Green Cay Life Plan Village), 11.50%, 7/1/27(7)	5,550	5,375,508
Palm Beach County Health Facilities Authority, FL, (Toby & Leon Cooperman Sinai Residences of Boca Raton), 4.25%, 6/1/56	4,440	3,316,902
Public Finance Authority, WI, (Searstone CCRC), 3.00%, 6/1/28(7)	17,410	15,527,805
Rockville, MD, (Ingleside at King Farm):
5.00%, 11/1/31	1,010	969,125
5.00%, 11/1/32	275	261,907
Tarrant County Cultural Education Facilities Finance Corp., TX, (MRC Stevenson Oaks):
6.625%, 11/15/41	730	692,252
6.75%, 11/15/51	3,250	2,985,482
6.875%, 11/15/55	200	185,276
Wisconsin Health and Educational Facilities Authority, (Saint John's Communities, Inc.):
4.00%, 9/15/41	765	630,697
4.00%, 9/15/45	650	511,023
Prerefunded to 9/15/23, 5.00%, 9/15/40	750	757,462
		$ 41,335,518
Special Tax Revenue — 9.3%
Central Puget Sound Regional Transit Authority, WA, Sales and Motor Vehicle Excise Tax Revenue, Green Bonds, 4.00%, 11/1/46	$11,825	$ 11,773,798
Dallas Area Rapid Transit, TX, Sales Tax Revenue, 4.00%, 12/1/51	3,820	3,728,053
Security	Principal Amount (000's omitted)	Value
Special Tax Revenue (continued)
District of Columbia, Income Tax Revenue, 5.50%, 7/1/47	$10,000	$ 11,544,600
Kissimmee City, FL, Sales Tax Revenue, 4.00%, 10/1/51	6,880	6,693,758
Los Angeles County Metropolitan Transportation Authority, CA, Sales Tax Revenue, 5.00%, 7/1/44	15,060	16,900,031
Massachusetts Bay Transportation Authority, Sales Tax Revenue:
4.00%, 7/1/48	5,405	5,369,111
4.00%, 7/1/51	12,705	12,547,458
Metropolitan Pier and Exposition Authority, IL, (McCormick Place Expansion), 4.00%, 6/15/50	10,250	8,936,872
Michigan Trunk Line Fund:
4.00%, 11/15/45	9,925	9,929,565
4.00%, 11/15/46	10,000	9,903,700
New River Community Development District, FL, (Capital Improvements):
5.00%, 5/1/13(9)	230	0
5.35%, 5/1/38(9)	80	0
5.75%, 5/1/38	325	327,477
New York City Transitional Finance Authority, NY, Future Tax Revenue:
4.00%, 11/1/38	5,000	5,084,450
5.00%, 8/1/38	10,000	10,630,900
5.00%, 8/1/39	2,585	2,639,518
5.00%, 11/1/46	1,095	1,206,219
5.00%, 11/1/46(2)	13,000	14,320,410
(SPA: JPMorgan Chase Bank, N.A.), 3.65%, 8/1/39(6)	5,300	5,300,000
(SPA: JPMorgan Chase Bank, N.A.), 3.65%, 8/1/42(6)	16,900	16,900,000
New York Dormitory Authority, Personal Income Tax Revenue:
4.00%, 3/15/39	10,000	10,077,700
4.00%, 3/15/40	10,000	10,024,700
4.00%, 3/15/46	5,000	4,890,700
4.00%, 2/15/47	15,220	14,839,043
New York Dormitory Authority, Sales Tax Revenue:
5.00%, 3/15/35	7,840	8,409,498
(AMT), 5.00%, 3/15/28	1,705	1,897,597
New York State Urban Development Corp., Personal Income Tax Revenue, 5.00%, 3/15/49	25,000	27,279,250
New York State Urban Development Corp., Sales Tax Revenue, 4.00%, 3/15/46	4,950	4,885,105
New York Thruway Authority, Personal Income Tax Revenue:
4.00%, 3/15/44	5,000	4,940,950
5.00%, 3/15/48	3,810	4,185,247
Green Bonds, 5.00%, 3/15/53	10,000	10,909,800

18
See Notes to Financial Statements.

Eaton Vance
National Municipal Income Fund
March 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Special Tax Revenue (continued)
Pennsylvania Turnpike Commission, Oil Franchise Tax Revenue, 4.00%, 12/1/51	$5,000	$ 4,927,500
Puerto Rico Sales Tax Financing Corp:
0.00%, 7/1/46	19,385	5,090,307
4.329%, 7/1/40	4,244	3,872,820
5.00%, 7/1/58	36,291	34,264,876
Southern Hills Plantation I Community Development District, FL:
Series A1, 5.80%, 5/1/35(9)	400	359,160
Series A2, 5.80%, 5/1/35(9)	310	208,866
Sterling Hill Community Development District, FL, 6.20%, 5/1/35(9)	1,532	827,089
Triborough Bridge and Tunnel Authority, NY, 5.00%, 5/15/47	8,240	8,984,566
Triborough Bridge and Tunnel Authority, NY, Sales Tax Revenue, 4.00%, 5/15/48	5,000	4,897,350
		$ 319,508,044
Student Loan — 0.1%
New Jersey Higher Education Student Assistance Authority, Series 2015-1A, (AMT), 4.00%, 12/1/28	$2,060	$ 2,062,554
		$ 2,062,554
Transportation — 21.5%
Allegheny County Airport Authority, PA, (Pittsburgh International Airport):
(AMT), 4.00%, 1/1/39	$7,000	$ 6,834,800
(AMT), 5.00%, 1/1/51	12,775	13,269,009
Austin, TX, Airport System Revenue, (AMT), 5.00%, 11/15/38	6,175	6,587,181
Chicago, IL, (Midway International Airport):
5.00%, 1/1/41	6,000	6,150,480
(AMT), 5.00%, 1/1/34	5,250	5,283,075
Chicago, IL, (O'Hare International Airport):
4.00%, 1/1/44	9,500	9,427,705
5.00%, 1/1/36	6,000	6,256,920
(AMT), 5.00%, 1/1/33	7,300	7,462,644
(AMT), 5.00%, 1/1/34	12,500	12,767,000
(AMT), 5.00%, 1/1/47	6,450	6,569,196
(AMT), 5.00%, 1/1/53	14,370	14,683,697
(AMT), 5.25%, 1/1/53	10,500	11,000,745
Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport):
5.25%, 11/1/31	10,395	10,531,278
(AMT), 5.25%, 11/1/30	11,015	11,110,170
Security	Principal Amount (000's omitted)	Value
Transportation (continued)
Denver City and County, CO, Airport System Revenue:
(AMT), 5.00%, 12/1/35	$5,000	$ 5,337,150
(AMT), 5.00%, 12/1/38	10,000	10,544,500
(AMT), 5.00%, 11/15/42	9,575	10,317,158
(AMT), 5.00%, 11/15/53	5,835	6,133,810
Hawaii, Airports System Revenue:
(AMT), 5.00%, 7/1/43	3,900	4,039,347
(AMT), 5.00%, 7/1/45	11,205	11,334,978
(AMT), 5.00%, 7/1/47	12,500	13,232,875
Illinois Toll Highway Authority:
4.00%, 1/1/46	10,185	9,949,828
5.00%, 1/1/38	15,000	15,156,150
Indianapolis Local Public Improvement Bond Bank, IN, (Indianapolis Airport Authority):
(AMT), 5.25%, 1/1/40	5,000	5,454,350
(AMT), 5.25%, 1/1/41	3,255	3,534,377
Kansas City Industrial Development Authority, MO, (Kansas City International Airport Terminal Modernization):
(AMT), 5.00%, 3/1/38	13,500	14,264,235
(AMT), 5.00%, 3/1/46	6,400	6,604,864
(AMT), 5.00%, 3/1/54	4,835	4,945,867
Lee County, FL, Airport Revenue, (AMT), 5.00%, 10/1/46	6,775	7,110,091
Los Angeles Department of Airports, CA, (Los Angeles International Airport):
(AMT), 5.00%, 5/15/46	19,935	21,020,062
Green Bonds, (AMT), 5.00%, 5/15/47	17,855	18,935,585
Maryland Economic Development Corp., (Transportation Facilities), 5.00%, 6/1/35	1,050	1,111,047
Massachusetts Port Authority:
(AMT), 4.00%, 7/1/46	7,000	6,664,770
(AMT), 5.00%, 7/1/43	8,000	8,183,920
Metropolitan Nashville Airport Authority, TN:
(AMT), 5.00%, 7/1/49	20,500	21,293,145
(AMT), 5.25%, 7/1/47	10,750	11,507,552
Metropolitan Transportation Authority, NY, Green Bonds, 4.75%, 11/15/45	3,050	3,096,940
Metropolitan Washington Airports Authority, D.C.:
(LOC: TD Bank, N.A.), 3.93%, 10/1/39(4)	5,000	5,000,000
(LOC: TD Bank, N.A.), 3.96%, 10/1/40(4)	2,690	2,690,000
(AMT), 5.00%, 10/1/44	10,500	10,994,550
New Jersey Economic Development Authority, (Portal North Bridge), 5.25%, 11/1/47	12,700	13,704,316
New Jersey Transportation Trust Fund Authority, (Transportation Program):
5.00%, 6/15/50	20,500	21,240,665

19
See Notes to Financial Statements.

Eaton Vance
National Municipal Income Fund
March 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Transportation (continued)
New Jersey Transportation Trust Fund Authority, (Transportation Program): (continued)
2019 Series AA, 5.25%, 6/15/43	$10,000	$ 10,593,300
2019 Series BB, 4.00%, 6/15/50	17,575	16,340,708
2020 Series AA, 4.00%, 6/15/50	15,000	13,946,550
2022 Series CC, 5.25%, 6/15/43	5,750	6,288,143
New Jersey Turnpike Authority, 4.50%, 1/1/48	8,000	8,250,800
New York Thruway Authority, 4.00%, 1/1/44	10,000	9,879,100
New York Transportation Development Corp., (LaGuardia Airport Terminal B Redevelopment):
(AMT), 5.00%, 7/1/46	25,865	25,918,799
(AMT), 5.25%, 1/1/50	1,180	1,183,446
New York Transportation Development Corp., (Terminal 4 John F. Kennedy International Airport), (AMT), 5.00%, 12/1/29	10,000	10,914,800
North Texas Tollway Authority, 4.125%, 1/1/39	10,215	10,361,790
Oregon Department of Transportation, 4.00%, 11/15/42	11,730	11,867,827
Pennsylvania Economic Development Financing Authority, (PennDOT Major Bridges Package One), (AMT), 5.75%, 6/30/48	9,750	10,549,695
Pennsylvania Turnpike Commission:
(LOC: TD Bank N.A.), 3.95%, 12/1/38(4)	10,000	10,000,000
(LOC: TD Bank, N.A.), 3.95%, 12/1/39(4)	8,700	8,700,000
Philadelphia, PA, Airport Revenue, (AMT), 5.00%, 7/1/47	4,595	4,667,187
Phoenix Civic Improvement Corp., AZ, Airport Revenue:
(AMT), 5.00%, 7/1/42	6,250	6,434,813
(AMT), 5.00%, 7/1/49	10,400	10,805,704
Port Authority of New York and New Jersey:
4.00%, 11/1/39	2,150	2,171,500
5.00%, 9/1/37	6,000	6,645,780
Port of Portland, OR, (Portland International Airport):
(AMT), 4.00%, 7/1/50	5,000	4,671,000
(AMT), 5.00%, 7/1/44	8,000	8,363,600
(AMT), 5.00%, 7/1/45	12,260	12,876,310
(AMT), 5.25%, 7/1/43	17,000	18,693,200
Port of Seattle, WA, (AMT), 5.00%, 4/1/44	9,870	10,335,370
Salt Lake City, UT, (Salt Lake City International Airport):
(AMT), 5.00%, 7/1/42	17,330	17,828,931
(AMT), 5.00%, 7/1/43	3,165	3,270,553
(AMT), 5.00%, 7/1/46	15,975	16,744,835
(AMT), 5.00%, 7/1/47	6,500	6,642,350
(AMT), 5.25%, 7/1/48	16,260	16,890,400
Security	Principal Amount (000's omitted)	Value
Transportation (continued)
San Francisco City and County Airport Commission, CA, (San Francisco International Airport), (AMT), 5.00%, 5/1/49	$5,000	$ 5,166,300
Southeastern Pennsylvania Transportation Authority, 5.25%, 6/1/47	13,000	14,653,470
Texas Private Activity Bond Surface Transportation Corp., (North Tarrant Express Managed Lanes Project):
4.00%, 12/31/38	4,140	3,891,766
5.00%, 12/31/35	2,885	3,036,405
Virginia Small Business Financing Authority, (95 Express Lanes, LLC), (AMT), 4.00%, 1/1/39	7,065	6,626,617
		$ 736,547,081
Water and Sewer — 5.7%
Austin, TX, Water and Wastewater System Revenue, 5.00%, 11/15/47	$4,000	$ 4,401,560
Charleston, SC, Waterworks and Sewer System Revenue, 5.00%, 1/1/47	5,500	6,189,700
District of Columbia Water and Sewer Authority, 4.00%, 10/1/51	10,935	10,690,931
Gilbert Water Resources Municipal Property Corp., AZ, Green Bonds, 4.00%, 7/15/47	3,000	2,951,160
Kansas City, MO, Sanitary Sewer System Revenue, 4.00%, 1/1/48	4,000	3,874,120
Marin Municipal Water District, CA, 4.00%, 6/15/45	10,335	10,361,974
Massachusetts Clean Water Trust, Green Bonds, 5.00%, 2/1/43	3,000	3,409,380
Michigan Finance Authority, (Detroit Water and Sewerage Department), 5.00%, 7/1/33	8,095	8,263,214
New York City Municipal Water Finance Authority, NY, (Water and Sewer System):
4.00%, 6/15/49	10,000	9,777,100
4.125%, 6/15/47	5,000	4,968,500
5.00%, 6/15/47(2)	8,000	8,863,760
5.00%, 6/15/51	5,000	5,435,800
5.25%, 6/15/46	15,000	17,070,600
(SPA: Barclays Bank PLC), 3.65%, 6/15/50(6)	7,500	7,500,000
(SPA: Barclays Bank PLC), 3.65%, 6/15/53(6)	2,775	2,775,000
(SPA: JPMorgan Chase Bank, N.A.), 3.65%, 6/15/43(6)	10,475	10,475,000
(SPA: JPMorgan Chase Bank, N.A.), 3.65%, 6/15/50(6)	14,180	14,180,000
Philadelphia, PA, Water and Wastewater Revenue, 5.00%, 10/1/43	5,000	5,314,850
San Mateo-Foster City Public Financing Authority, CA, (Clean Water Program), 5.00%, 8/1/49	23,445	25,534,887
Sarasota County, FL, Utility System Revenue, 5.25%, 10/1/52	15,000	16,887,750

20
See Notes to Financial Statements.

Eaton Vance
National Municipal Income Fund
March 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Water and Sewer (continued)
Seattle, WA, Water System, Green Bonds, 5.00%, 9/1/52	$8,610	$ 9,515,428
Tacoma, WA, Sewer Revenue, 4.00%, 12/1/48	5,190	5,081,373
Texas Water Development Board, 4.00%, 10/15/49	2,500	2,459,800
		$ 195,981,887
Total Tax-Exempt Municipal Obligations (identified cost $3,126,508,496)		$3,213,099,436

Taxable Municipal Obligations — 5.3%
Security	Principal Amount (000's omitted)	Value
Cogeneration — 0.1%
Northampton County Industrial Development Authority, PA, (Northampton Generating), 5.00%, 12/31/23(3)	$6,976	$ 1,255,705
		$ 1,255,705
Education — 0.1%
San Antonio Education Facilities Corp., TX, (University of the Incarnate Word):
2.65%, 4/1/30	$1,100	$ 896,962
3.15%, 4/1/37	1,750	1,298,675
		$ 2,195,637
General Obligations — 0.7%
Douglas County School District No. 17, NE, 2.192%, 6/15/35	$775	$ 591,782
Lakeside School District No. 9, AR:
1.65%, 4/1/36	1,115	783,767
1.90%, 4/1/39	750	502,643
Los Angeles Community College District, CA, 1.806%, 8/1/30	15,000	12,743,400
Maryland, 0.41%, 8/1/23	5,240	5,162,396
Mattawan Consolidated School, MI, 2.096%, 5/1/33	1,120	914,390
Puerto Rico, GO Contingent Value Instrument, 0.00%, 11/1/43	7,122	3,106,923
		$ 23,805,301
Hospital — 1.0%
California Statewide Communities Development Authority, (Loma Linda University Medical Center), 6.00%, 12/1/24	$34,250	$ 34,761,010
		$ 34,761,010
Security	Principal Amount (000's omitted)	Value
Industrial Development Revenue — 0.7%
JobsOhio Beverage System, OH, 4.433%, 1/1/33	$5,000	$ 5,006,650
Louisiana Local Government Environmental Facilities and Community Development Authority, (Louisiana Utilities Restoration Corp./ELL), 5.081%, 6/1/31	18,850	19,017,011
		$ 24,023,661
Insured - General Obligations — 0.0%(1)
Westland Tax Increment Finance Authority, MI:
(AGM), 2.31%, 4/1/33	$1,165	$ 957,549
(AGM), 2.41%, 4/1/34	195	159,071
		$ 1,116,620
Insured - Special Tax Revenue — 0.0%(1)
Rio Elementary School District Community Facilities District No. 1, CA, (BAM), 2.557%, 9/1/33	$1,055	$ 845,994
		$ 845,994
Insured - Transportation — 1.4%
Alameda Corridor Transportation Authority, CA:
(AMBAC), 0.00%, 10/1/26	$22,500	$ 19,064,925
(AMBAC), 0.00%, 10/1/27	34,390	27,665,379
		$ 46,730,304
Lease Revenue/Certificates of Participation — 0.3%
New York City Transitional Finance Authority, NY, (Building Aid), 3.23%, 7/15/24	$10,000	$ 9,783,900
		$ 9,783,900
Other Revenue — 0.7%
Golden State Tobacco Securitization Corp., CA, 3.714%, 6/1/41	$28,000	$ 21,977,760
Santa Cruz County, CA, Pension Obligation Bonds, 2.291%, 6/1/33	3,000	2,431,740
		$ 24,409,500
Senior Living/Life Care — 0.0%(1)
Montgomery County Industrial Development Authority, PA, (ACTS Retirement-Life Communities, Inc. Obligated Group), 2.45%, 11/15/23	$1,250	$ 1,221,287
		$ 1,221,287

21
See Notes to Financial Statements.

Eaton Vance
National Municipal Income Fund
March 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Transportation — 0.3%
Bay Area Toll Authority, CA, (San Francisco Bay Area), 2.574%, 4/1/31	$12,555	$ 11,403,330
		$ 11,403,330
Total Taxable Municipal Obligations (identified cost $193,414,919)		$ 181,552,249
Total Investments — 100.0% (identified cost $3,350,219,259)		$3,427,288,275
Other Assets, Less Liabilities — (0.0)%(1)		$ (1,341,251)
Net Assets — 100.0%		$3,425,947,024
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Amount is less than 0.05% or (0.05)%, as applicable.
(2)	Security represents the municipal bond held by a trust that issues residual interest bonds.
(3)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion.
(4)	Variable rate demand obligation that may be tendered at par on any day for payment the lesser of 5 business days or 7 calendar days. The stated interest rate, which generally resets weekly, is determined by the remarketing agent and represents the rate in effect at March 31, 2023.
(5)	When-issued security.
(6)	Variable rate demand obligation that may be tendered at par on any day for payment the same or next business day. The stated interest rate, which generally resets daily, is determined by the remarketing agent and represents the rate in effect at March 31, 2023.
(7)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At March 31, 2023, the aggregate value of these securities is $49,271,068 or 1.4% of the Fund's net assets.
(8)	Floating rate security. The stated interest rate represents the rate in effect at March 31, 2023.
(9)	Defaulted security. Issuer has defaulted on the payment of interest and/or principal or has filed for bankruptcy.
At March 31, 2023, the concentration of the Fund’s investments in the various states and territories, determined as a percentage of net assets, is as follows:
New York	16.4%
California	13.7%
Texas	10.8%
Others, representing less than 10% individually	58.2%
The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At March 31, 2023, 7.6% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.9% to 3.6% of total investments.

Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)
Interest Rate Futures
U.S. Long Treasury Bond	(925)	Short	6/21/23	$(121,319,531)	$ (5,500,126)
					$(5,500,126)
Abbreviations:
AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– AMBAC Financial Group, Inc.
AMT	– Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BAM	– Build America Mutual Assurance Co.
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GNMA	– Government National Mortgage Association

Liq	– Liquidity Provider
LOC	– Letter of Credit
NPFG	– National Public Finance Guarantee Corp.
PSF	– Permanent School Fund
SIFMA	– Securities Industry and Financial Markets Association Municipal Swap Index
SOFR	– Secured Overnight Financing Rate
SPA	– Standby Bond Purchase Agreement

22
See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
March 31, 2023
Statements of Assets and Liabilities (Unaudited)

	March 31, 2023
	AMT-Free Fund	National Fund
Assets
Investments:
Identified cost	$ 253,927,816	$ 3,350,219,259
Unrealized appreciation	7,413,017	77,069,016
Investments, at value	$261,340,833	$3,427,288,275
Cash	$ 3,854,646	$ 10,560,601
Deposits for derivatives collateral — futures contracts	—	3,961,387
Interest receivable	3,276,866	42,535,586
Receivable for investments sold	34,471	22,032,100
Receivable for Fund shares sold	82,034	12,454,252
Total assets	$268,588,850	$3,518,832,201
Liabilities
Payable for floating rate notes issued	$ 15,485,867	$ 56,919,552
Payable for investments purchased	—	8,114,302
Payable for when-issued securities	1,901,660	11,820,450
Payable for Fund shares redeemed	396,908	10,407,487
Payable for variation margin on open futures contracts	—	924,974
Distributions payable	113,543	2,097,320
Payable to affiliates:
Investment adviser fee	91,070	965,739
Distribution and service fees	27,801	294,992
Interest expense and fees payable	190,790	441,956
Accrued expenses	103,298	898,405
Total liabilities	$ 18,310,937	$ 92,885,177
Net Assets	$250,277,913	$3,425,947,024
Sources of Net Assets
Paid-in capital	$ 291,846,506	$ 3,772,546,666
Accumulated loss	(41,568,593)	(346,599,642)
Net Assets	$250,277,913	$3,425,947,024
Class A Shares
Net Assets	$ 112,188,755	$ 1,190,174,741
Shares Outstanding	13,776,562	128,878,473
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 8.14	$ 9.23
Maximum Offering Price Per Share (100 ÷ 96.75 of net asset value per share)	$ 8.41	$ 9.54
Class C Shares
Net Assets	$ 4,214,154	$ 52,828,817
Shares Outstanding	520,508	5,721,062
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$ 8.10	$ 9.23
23
See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
March 31, 2023
Statements of Assets and Liabilities (Unaudited)  — continued

	March 31, 2023
	AMT-Free Fund	National Fund
Class I Shares
Net Assets	$133,875,004	$2,182,943,466
Shares Outstanding	15,054,711	236,418,990
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 8.89	$ 9.23
On sales of $100,000 or more, the offering price of Class A shares is reduced.
*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.
24
See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
March 31, 2023
Statements of Operations (Unaudited)

	Six Months Ended March 31, 2023
	AMT-Free Fund	National Fund
Investment Income
Interest income	$ 5,478,100	$ 73,501,464
Total investment income	$ 5,478,100	$ 73,501,464
Expenses
Investment adviser fee	$ 524,817	$ 5,525,877
Distribution and service fees:
Class A	144,797	1,473,800
Class C	23,601	272,774
Trustees’ fees and expenses	8,440	54,250
Custodian fee	28,569	300,171
Transfer and dividend disbursing agent fees	46,998	733,803
Legal and accounting services	34,491	103,768
Printing and postage	6,332	77,570
Registration fees	42,615	168,400
Interest expense and fees	244,821	1,526,175
Miscellaneous	20,440	80,432
Total expenses	$ 1,125,921	$ 10,317,020
Net investment income	$ 4,352,179	$ 63,184,444
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment transactions	$ (5,037,195)	$ (49,732,826)
Futures contracts	—	12,097,055
Net realized loss	$ (5,037,195)	$ (37,635,771)
Change in unrealized appreciation (depreciation):
Investments	$ 15,691,967	$ 211,220,918
Futures contracts	—	(15,587,695)
Net change in unrealized appreciation (depreciation)	$15,691,967	$195,633,223
Net realized and unrealized gain	$10,654,772	$157,997,452
Net increase in net assets from operations	$15,006,951	$221,181,896
25
See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
March 31, 2023
Statements of Changes in Net Assets

	Six Months Ended March 31, 2023 (Unaudited)
	AMT-Free Fund	National Fund
Increase (Decrease) in Net Assets
From operations:
Net investment income	$ 4,352,179	$ 63,184,444
Net realized loss	(5,037,195)	(37,635,771)
Net change in unrealized appreciation (depreciation)	15,691,967	195,633,223
Net increase in net assets from operations	$ 15,006,951	$ 221,181,896
Distributions to shareholders:
Class A	$ (1,974,384)	$ (21,590,595)
Class C	(62,724)	(794,182)
Class I	(2,289,855)	(39,689,281)
Total distributions to shareholders	$ (4,326,963)	$ (62,074,058)
Transactions in shares of beneficial interest:
Class A	$ (6,881,485)	$ (48,668,983)
Class C	(904,465)	(5,469,072)
Class I	9,077,643	194,286,004
Net increase in net assets from Fund share transactions	$ 1,291,693	$ 140,147,949
Net increase in net assets	$ 11,971,681	$ 299,255,787
Net Assets
At beginning of period	$ 238,306,232	$ 3,126,691,237
At end of period	$250,277,913	$3,425,947,024
26
See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
March 31, 2023
Statements of Changes in Net Assets — continued

	Year Ended September 30, 2022
	AMT-Free Fund	National Fund
Increase (Decrease) in Net Assets
From operations:
Net investment income	$ 8,148,480	$ 87,317,787
Net realized loss	(18,029,404)	(232,773,288)
Net change in unrealized appreciation (depreciation)	(33,643,392)	(323,814,828)
Net decrease in net assets from operations	$ (43,524,316)	$ (469,270,329)
Distributions to shareholders:
Class A	$ (3,726,887)	$ (34,992,231)
Class C	(137,551)	(1,325,303)
Class I	(4,457,845)	(58,955,993)
Total distributions to shareholders	$ (8,322,283)	$ (95,273,527)
Transactions in shares of beneficial interest:
Class A	$ (20,210,316)	$ (162,612,967)
Class C	(2,892,659)	(27,668,849)
Class I	(37,743,092)	(118,929,047)
Net decrease in net assets from Fund share transactions	$ (60,846,067)	$ (309,210,863)
Net decrease in net assets	$(112,692,666)	$ (873,754,719)
Net Assets
At beginning of year	$ 350,998,898	$ 4,000,445,956
At end of year	$ 238,306,232	$3,126,691,237
27
See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
March 31, 2023
Financial Highlights

	AMT-Free Fund — Class A
	Six Months Ended March 31, 2023 (Unaudited)	Year Ended September 30,
			2022	2021	2020	2019	2018
Net asset value — Beginning of period	$ 7.790	$ 9.290	$ 9.250	$ 9.250	$ 8.870	$ 9.130
Income (Loss) From Operations
Net investment income(1)	$ 0.137	$ 0.227	$ 0.236	$ 0.274	$ 0.317	$ 0.336
Net realized and unrealized gain (loss)	0.349	(1.495)	0.053	0.011 (2)	0.381	(0.262)
Total income (loss) from operations	$ 0.486	$ (1.268)	$ 0.289	$ 0.285	$ 0.698	$ 0.074
Less Distributions
From net investment income	$ (0.136)	$ (0.232)	$ (0.249)	$ (0.285)	$ (0.318)	$ (0.334)
Total distributions	$ (0.136)	$ (0.232)	$ (0.249)	$ (0.285)	$ (0.318)	$ (0.334)
Net asset value — End of period	$ 8.140	$ 7.790	$ 9.290	$ 9.250	$ 9.250	$ 8.870
Total Return(3)	6.28% (4)	(13.85)%	3.14%	3.12%	8.02%	0.83%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$112,189	$113,933	$157,981	$158,729	$150,853	$139,623
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	0.83% (5)	0.79%	0.76%	0.78%	0.81%	0.81%
Interest and fee expense(6)	0.20% (5)	0.07%	0.04%	0.14%	0.23%	0.24%
Total expenses	1.03% (5)	0.86%	0.80%	0.92%	1.04%	1.05%
Net investment income	3.43% (5)	2.61%	2.53%	2.97%	3.51%	3.74%
Portfolio Turnover	36% (4)	60%	32%	58%	33%	18%
(1)	Computed using average shares outstanding.
(2)	The per share amount is not in accord with the net realized and unrealized gain (loss) for the period because of the timing of Fund share transactions and the amount of the per share realized and unrealized gains and losses at such time.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(4)	Not annualized.
(5)	Annualized.
(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).
28
See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
March 31, 2023
Financial Highlights — continued

	AMT-Free Fund — Class C
	Six Months Ended March 31, 2023 (Unaudited)	Year Ended September 30,
			2022	2021	2020	2019	2018
Net asset value — Beginning of period	$ 7.740	$ 9.240	$ 9.200	$ 9.200	$ 8.820	$ 9.080
Income (Loss) From Operations
Net investment income(1)	$ 0.106	$ 0.159	$ 0.167	$ 0.204	$ 0.249	$ 0.267
Net realized and unrealized gain (loss)	0.359	(1.493)	0.051	0.011 (2)	0.380	(0.262)
Total income (loss) from operations	$ 0.465	$(1.334)	$ 0.218	$ 0.215	$ 0.629	$ 0.005
Less Distributions
From net investment income	$ (0.105)	$ (0.166)	$ (0.178)	$ (0.215)	$ (0.249)	$ (0.265)
Total distributions	$(0.105)	$(0.166)	$(0.178)	$ (0.215)	$ (0.249)	$ (0.265)
Net asset value — End of period	$ 8.100	$ 7.740	$ 9.240	$ 9.200	$ 9.200	$ 8.820
Total Return(3)	6.05% (4)	(14.59)%	2.38%	2.36%	7.24%	0.06%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$ 4,214	$ 4,906	$ 9,017	$15,094	$19,715	$32,545
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	1.58% (5)	1.54%	1.51%	1.53%	1.56%	1.56%
Interest and fee expense(6)	0.20% (5)	0.07%	0.04%	0.14%	0.23%	0.24%
Total expenses	1.78% (5)	1.61%	1.55%	1.67%	1.79%	1.80%
Net investment income	2.68% (5)	1.83%	1.80%	2.23%	2.78%	2.99%
Portfolio Turnover	36% (4)	60%	32%	58%	33%	18%
(1)	Computed using average shares outstanding.
(2)	The per share amount is not in accord with the net realized and unrealized gain (loss) for the period because of the timing of Fund share transactions and the amount of the per share realized and unrealized gains and losses at such time.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(4)	Not annualized.
(5)	Annualized.
(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).
29
See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
March 31, 2023
Financial Highlights — continued

	AMT-Free Fund — Class I
	Six Months Ended March 31, 2023 (Unaudited)	Year Ended September 30,
			2022	2021	2020	2019	2018
Net asset value — Beginning of period	$ 8.500	$ 10.150	$ 10.110	$ 10.100	$ 9.680	$ 9.970
Income (Loss) From Operations
Net investment income(1)	$ 0.160	$ 0.271	$ 0.283	$ 0.323	$ 0.370	$ 0.391
Net realized and unrealized gain (loss)	0.389	(1.644)	0.055	0.023 (2)	0.422	(0.292)
Total income (loss) from operations	$ 0.549	$ (1.373)	$ 0.338	$ 0.346	$ 0.792	$ 0.099
Less Distributions
From net investment income	$ (0.159)	$ (0.277)	$ (0.298)	$ (0.336)	$ (0.372)	$ (0.389)
Total distributions	$ (0.159)	$ (0.277)	$ (0.298)	$ (0.336)	$ (0.372)	$ (0.389)
Net asset value — End of period	$ 8.890	$ 8.500	$ 10.150	$ 10.110	$ 10.100	$ 9.680
Total Return(3)	6.38% (4)	(13.64)%	3.36%	3.48%	8.34%	1.02%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$133,875	$119,467	$184,002	$168,113	$145,788	$132,313
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	0.58% (5)	0.54%	0.51%	0.53%	0.56%	0.56%
Interest and fee expense(6)	0.20% (5)	0.07%	0.04%	0.14%	0.23%	0.24%
Total expenses	0.78% (5)	0.61%	0.55%	0.67%	0.79%	0.80%
Net investment income	3.67% (5)	2.84%	2.77%	3.21%	3.76%	3.98%
Portfolio Turnover	36% (4)	60%	32%	58%	33%	18%
(1)	Computed using average shares outstanding.
(2)	The per share amount is not in accord with the net realized and unrealized gain (loss) for the period because of the timing of Fund share transactions and the amount of the per share realized and unrealized gains and losses at such time.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(4)	Not annualized.
(5)	Annualized.
(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).
30
See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
March 31, 2023
Financial Highlights — continued

	National Fund — Class A
	Six Months Ended March 31, 2023 (Unaudited)	Year Ended September 30,
			2022	2021	2020	2019	2018
Net asset value — Beginning of period	$ 8.780	$ 10.310	$ 10.240	$ 10.140	$ 9.650	$ 9.930
Income (Loss) From Operations
Net investment income(1)	$ 0.169	$ 0.224	$ 0.223	$ 0.265	$ 0.322	$ 0.350
Net realized and unrealized gain (loss)	0.447	(1.507)	0.082	0.119	0.491	(0.277)
Total income (loss) from operations	$ 0.616	$ (1.283)	$ 0.305	$ 0.384	$ 0.813	$ 0.073
Less Distributions
From net investment income	$ (0.166)	$ (0.247)	$ (0.235)	$ (0.284)	$ (0.323)	$ (0.353)
Total distributions	$ (0.166)	$ (0.247)	$ (0.235)	$ (0.284)	$ (0.323)	$ (0.353)
Net asset value — End of period	$ 9.230	$ 8.780	$ 10.310	$ 10.240	$ 10.140	$ 9.650
Total Return(2)	7.06% (3)	(12.62)%	2.99%	3.84%	8.57%	0.76%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$1,190,175	$1,179,909	$1,558,418	$1,620,505	$1,605,407	$1,419,239
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	0.69% (4)	0.64%	0.61%	0.64%	0.68%	0.69%
Interest and fee expense(5)	0.09% (4)	0.03%	0.02%	0.05%	0.12%	0.19%
Total expenses	0.78% (4)	0.67%	0.63%	0.69%	0.80%	0.88%
Net investment income	3.73% (4)	2.30%	2.15%	2.61%	3.26%	3.58%
Portfolio Turnover	56% (3)	151%	56%	105%	89%	67%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)	Annualized.
(5)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).
31
See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
March 31, 2023
Financial Highlights — continued

	National Fund — Class C
	Six Months Ended March 31, 2023 (Unaudited)	Year Ended September 30,
			2022	2021	2020	2019	2018
Net asset value — Beginning of period	$ 8.780	$10.310	$ 10.240	$ 10.140	$ 9.650	$ 9.930
Income (Loss) From Operations
Net investment income(1)	$ 0.135	$ 0.148	$ 0.146	$ 0.190	$ 0.252	$ 0.276
Net realized and unrealized gain (loss)	0.447	(1.504)	0.081	0.119	0.488	(0.276)
Total income (loss) from operations	$ 0.582	$ (1.356)	$ 0.227	$ 0.309	$ 0.740	$ —
Less Distributions
From net investment income	$ (0.132)	$ (0.174)	$ (0.157)	$ (0.209)	$ (0.250)	$ (0.280)
Total distributions	$ (0.132)	$ (0.174)	$ (0.157)	$ (0.209)	$ (0.250)	$ (0.280)
Net asset value — End of period	$ 9.230	$ 8.780	$10.310	$ 10.240	$ 10.140	$ 9.650
Total Return(2)	6.66% (3)	(13.28)%	2.22%	3.08%	7.77%	0.01%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$52,829	$55,558	$ 94,851	$131,330	$172,417	$363,026
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	1.44% (4)	1.39%	1.36%	1.39%	1.43%	1.44%
Interest and fee expense(5)	0.09% (4)	0.03%	0.02%	0.05%	0.12%	0.19%
Total expenses	1.53% (4)	1.42%	1.38%	1.44%	1.55%	1.63%
Net investment income	2.98% (4)	1.52%	1.41%	1.87%	2.57%	2.83%
Portfolio Turnover	56% (3)	151%	56%	105%	89%	67%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)	Annualized.
(5)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).
32
See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
March 31, 2023
Financial Highlights — continued

	National Fund — Class I
	Six Months Ended March 31, 2023 (Unaudited)	Year Ended September 30,
			2022	2021	2020	2019	2018
Net asset value — Beginning of period	$ 8.780	$ 10.310	$ 10.240	$ 10.140	$ 9.650	$ 9.930
Income (Loss) From Operations
Net investment income(1)	$ 0.180	$ 0.248	$ 0.248	$ 0.289	$ 0.341	$ 0.374
Net realized and unrealized gain (loss)	0.447	(1.507)	0.082	0.120	0.495	(0.277)
Total income (loss) from operations	$ 0.627	$ (1.259)	$ 0.330	$ 0.409	$ 0.836	$ 0.097
Less Distributions
From net investment income	$ (0.177)	$ (0.271)	$ (0.260)	$ (0.309)	$ (0.346)	$ (0.377)
Total distributions	$ (0.177)	$ (0.271)	$ (0.260)	$ (0.309)	$ (0.346)	$ (0.377)
Net asset value — End of period	$ 9.230	$ 8.780	$ 10.310	$ 10.240	$ 10.140	$ 9.650
Total Return(2)	7.19% (3)	(12.40)%	3.24%	4.10%	8.83%	1.01%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$2,182,943	$1,891,224	$2,347,177	$1,797,038	$1,348,563	$756,446
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	0.44% (4)	0.39%	0.36%	0.39%	0.43%	0.44%
Interest and fee expense(5)	0.09% (4)	0.03%	0.02%	0.05%	0.12%	0.19%
Total expenses	0.53% (4)	0.42%	0.38%	0.44%	0.55%	0.63%
Net investment income	3.98% (4)	2.55%	2.39%	2.85%	3.45%	3.83%
Portfolio Turnover	56% (3)	151%	56%	105%	89%	67%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(3)	Not annualized.
(4)	Annualized.
(5)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).
33
See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
March 31, 2023
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Eaton Vance AMT-Free Municipal Income Fund (AMT-Free Fund) and Eaton Vance National Municipal Income Fund (National Fund) (each individually referred to as the Fund, and collectively, the Funds) are a diversified series of Eaton Vance Mutual Funds Trust and Eaton Vance Municipals Trust, respectively (collectively, the Trusts). The Trusts are Massachusetts business trusts registered under the Investment Company Act of 1940, as amended (the 1940 Act), as open-end management investment companies. Each Fund’s investment objective is to provide current income exempt from regular federal income tax. The Funds offer three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after their purchase as described in the Funds’ prospectus. Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class-specific expenses.
The following is a summary of significant accounting policies of the Funds. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). Each Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—The following methodologies are used to determine the market value or fair value of investments.
Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.
Derivatives. Futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Trustees have designated a Fund’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that a Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
B  Investment Transactions and Related Income—Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.
C  Federal Taxes—Each Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its taxable, if any, and tax-exempt net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. Each Fund intends to satisfy conditions which will enable it to designate distributions from the interest income generated by its investments in non-taxable municipal securities, which are exempt from regular federal income tax when received by each Fund, as exempt-interest dividends. For National Fund, the portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item to shareholders.
As of March 31, 2023, the Funds had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
D  Expenses—The majority of expenses of the Trusts are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.
E  Legal Fees— Legal fees and other related expenses incurred as part of negotiations of the terms and requirement of capital infusions, or that are expected to result in the restructuring of, or a plan of reorganization for, an investment are recorded as realized losses. Ongoing expenditures to protect or enhance an investment are treated as operating expenses.
34

Eaton Vance
Municipal Income Funds
March 31, 2023
Notes to Financial Statements (Unaudited) — continued

F  Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
G  Indemnifications—Under each Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Funds. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as a Trust) could be deemed to have personal liability for the obligations of the Trust. However, each Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, each Fund enters into agreements with service providers that may contain indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against each Fund that have not yet occurred.
H  Floating Rate Notes Issued in Conjunction with Securities Held—The Funds may invest in residual interest bonds, also referred to as inverse floating rate securities, whereby a Fund may sell a variable or fixed rate bond for cash to a Special-Purpose Vehicle (the SPV), (which is generally organized as a trust), while at the same time, buying a residual interest in the assets and cash flows of the SPV. The bond is deposited into the SPV with the same CUSIP number as the bond sold to the SPV by the Fund, and which may have been, but is not required to be, the bond purchased from the Fund (the Bond). The SPV also issues floating rate notes (Floating Rate Notes) which are sold to third-parties. The residual interest bond held by a Fund gives the Fund the right (1) to cause the holders of the Floating Rate Notes to generally tender their notes at par, and (2) to have the Bond held by the SPV transferred to the Fund, thereby terminating the SPV. Should the Fund exercise such right, it would generally pay the SPV the par amount due on the Floating Rate Notes and exchange the residual interest bond for the underlying Bond. Pursuant to generally accepted accounting principles for transfers and servicing of financial assets and extinguishment of liabilities, the Funds account for the transaction described above as a secured borrowing by including the Bond in their Portfolio of Investments and the Floating Rate Notes as a liability under the caption “Payable for floating rate notes issued” in their Statement of Assets and Liabilities. The Floating Rate Notes have interest rates that generally reset weekly and their holders have the option to tender their notes to the SPV for redemption at par at each reset date. Accordingly, the fair value of the payable for floating rate notes issued approximates its carrying value. If measured at fair value, the payable for floating rate notes would have been considered as Level 2 in the fair value hierarchy (see Note 10) at March 31, 2023. Interest expense related to a Fund’s liability with respect to Floating Rate Notes is recorded as incurred. The SPV may be terminated by the Fund, as noted above, or by the occurrence of certain termination events as defined in the trust agreement, such as a downgrade in the credit quality of the underlying Bond, bankruptcy of or payment failure by the issuer of the underlying Bond, the inability to remarket Floating Rate Notes that have been tendered due to insufficient buyers in the market, or the failure by the SPV to obtain renewal of the liquidity agreement under which liquidity support is provided for the Floating Rate Notes up to one year. At March 31, 2023, the amounts of the Funds’ Floating Rate Notes and related interest rates and collateral were as follows:
	AMT-Free Fund	National Fund
Floating Rate Notes Outstanding	$15,485,867	$56,919,552
Interest Rate or Range of Interest Rates (%)	4.00	4.00
Collateral for Floating Rate Notes Outstanding	$23,635,490	$78,485,320
For the six months ended March 31, 2023, the Funds’ average settled Floating Rate Notes outstanding and the average interest rate (annualized) including fees were as follows:
	AMT-Free Fund	National Fund
Average Floating Rate Notes Outstanding	$14,749,725	$93,934,615
Average Interest Rate	3.33%	3.26%
In certain circumstances, the Funds may enter into shortfall and forbearance agreements with brokers by which a Fund agrees to reimburse the broker for the difference between the liquidation value of the Bond held by the SPV and the liquidation value of the Floating Rate Notes, as well as any shortfalls in interest cash flows. The Funds had no shortfalls as of March 31, 2023.
The Funds may also purchase residual interest bonds in a secondary market transaction without first owning the underlying bond. Such transactions are not required to be treated as secured borrowings. Shortfall agreements, if any, related to residual interest bonds purchased in a secondary market transaction are disclosed in the Portfolio of Investments.
35

Eaton Vance
Municipal Income Funds
March 31, 2023
Notes to Financial Statements (Unaudited) — continued

The Funds' investment policies and restrictions expressly permit investments in residual interest bonds. Such bonds typically offer the potential for yields exceeding the yields available on fixed rate bonds with comparable credit quality and maturity. These securities tend to underperform the market for fixed rate bonds in a rising long-term interest rate environment, but tend to outperform the market for fixed rate bonds when long-term interest rates decline. The value and income of residual interest bonds are generally more volatile than that of a fixed rate bond. The Funds' investment policies do not allow the Funds to borrow money except as permitted by the 1940 Act. Effective August 19, 2022, the Funds began operating under Rule 18f-4 under the 1940 Act, which, among other things, governs the use of derivative investments and certain financing transactions by registered investment companies. As of the date of this report, consistent with Rule 18f-4, the Funds have elected to comply with the asset coverage requirements of Section 18 with respect to their investments in residual interest bonds (as opposed to treating such interests as derivatives transactions). The Funds may change this election (and elect to treat these investments and other similar financing transactions as derivatives transactions) at any time. Residual interest bonds held by the Funds are securities exempt from registration under Rule 144A of the Securities Act of 1933.
I  Futures Contracts—Upon entering into a futures contract, a Fund is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Fund each business day, depending on the daily fluctuations in the value of the underlying security, and are recorded as unrealized gains or losses by the Fund. Gains (losses) are realized upon the expiration or closing of the futures contracts. Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.
J  When-Issued Securities and Delayed Delivery Transactions—The Funds may purchase securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Funds maintain cash and/or security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Such security purchases are subject to the risk that when delivered they will be worth less than the agreed upon payment price. Losses may also arise if the counterparty does not perform under the contract.
K  Interim Financial Statements—The interim financial statements relating to March 31, 2023 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Funds' management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
2  Distributions to Shareholders and Income Tax Information
The net investment income of each Fund is determined daily and substantially all of the net investment income so determined is declared as a dividend to shareholders of record at the time of declaration. Distributions are declared separately for each class of shares. Distributions are paid monthly. Distributions of realized capital gains are made at least annually. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of a Fund at the net asset value as of the reinvestment date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.
At September 30, 2022, the following Funds, for federal income tax purposes, had deferred capital losses which would reduce the respective Fund’s taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Funds of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of a Fund’s next taxable year and retain the same short-term or long-term character as when originally deferred. The amounts of the deferred capital losses are as follows:
	AMT-Free Fund	National Fund
Deferred capital losses:
Short-term	$24,969,327	$260,355,105
Long-term	$19,631,722	$103,810,155
36

Eaton Vance
Municipal Income Funds
March 31, 2023
Notes to Financial Statements (Unaudited) — continued

The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of each Fund at March 31, 2023, as determined on a federal income tax basis, were as follows:
	AMT-Free Fund	National Fund
Aggregate cost	$238,428,401	$3,299,468,024
Gross unrealized appreciation	$ 10,532,049	$ 114,542,865
Gross unrealized depreciation	(3,105,484)	(49,142,292)
Net unrealized appreciation	$ 7,426,565	$ 65,400,573
3  Investment Adviser Fee and Other Transactions with Affiliates
The investment adviser fee is earned by Eaton Vance Management (EVM), an indirect, wholly-owned subsidiary of Morgan Stanley, for AMT-Free Fund and Boston Management and Research (BMR), an affiliate of EVM, for National Fund as compensation for management and investment advisory services rendered to each Fund. The investment adviser fee is based upon a percentage of total daily net assets plus a percentage of total daily gross income (i.e., income other than gains from the sale of securities) as follows and is payable monthly:
Total Daily Net Assets	Annual Asset Rate	Daily Income Rate
Up to $500 million	0.300%	3.000%
$500 million but less than $1 billion	0.275%	2.750%
$1 billion but less than $1.5 billion	0.250%	2.500%
$1.5 billion but less than $2 billion	0.225%	2.250%
$2 billion but less than $3 billion	0.200%	2.000%
$3 billion and over	0.175%	1.750%
For the six months ended March 31, 2023, investment adviser fees incurred by the Funds and the effective annual rates, as a percentage of average daily net assets, were as follows:
	AMT-Free Fund	National Fund
Investment Adviser Fee	$524,817	$5,525,877
Effective Annual Rate	0.43%	0.34%
EVM serves as the administrator of each Fund, but receives no compensation.
EVM provides sub-transfer agency and related services to the Funds pursuant to a Sub-Transfer Agency Support Services Agreement. Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Funds’ principal underwriter, received a portion of the sales charge on sales of Class A shares of the Funds. Morgan Stanley affiliated broker-dealers, which may be deemed to be affiliates of BMR, EVM and EVD, also received a portion of the sales charge on sales of Class A shares. EVD also received distribution and service fees from Class A and Class C shares (see Note 4) and contingent deferred sales
37

Eaton Vance
Municipal Income Funds
March 31, 2023
Notes to Financial Statements (Unaudited) — continued

charges (see Note 5). Sub-transfer agent fees earned by EVM, which are included in transfer and dividend disbursing agent fees on the Statements of Operations, and Class A sales charges that the Funds were informed were received by EVD and Morgan Stanley affiliated broker-dealers for the six months ended March 31, 2023 were as follows:
	AMT-Free Fund	National Fund
EVM's Sub-Transfer Agent Fees	$7,453	$114,021
EVD's Class A Sales Charges	$ 199	$ 27,849
Morgan Stanley affiliated broker-dealers’ Class A Sales Charges	$ —	$ 17,342
Trustees and officers of the Funds who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Funds out of the investment adviser fee. Trustees of the Funds who are not affiliated with the investment advisers may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended March 31, 2023, no significant amounts have been deferred. Certain officers and Trustees of the Funds are officers of the above organizations.
4  Distribution Plans
Each Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, each Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to each Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended March 31, 2023 for Class A shares amounted to the following:
	AMT-Free Fund	National Fund
Class A Distribution and Service Fees	$144,797	$1,473,800
Each Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, each Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the respective Funds. For the six months ended March 31, 2023, the Funds paid or accrued to EVD the following distribution fees:
	AMT-Free Fund	National Fund
Class C Distribution Fees	$17,701	$204,581
The Class C Plan also authorizes each Fund to make payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of the average daily net assets attributable to Class C shares. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the Class C sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended March 31, 2023 amounted to the following:
	AMT-Free Fund	National Fund
Class C Service Fees	$5,900	$68,193
Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).
38

Eaton Vance
Municipal Income Funds
March 31, 2023
Notes to Financial Statements (Unaudited) — continued

5  Contingent Deferred Sales Charges
A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within 12 months of purchase. Class A shares may be subject to a 0.75% CDSC if redeemed within 12 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the six months ended March 31, 2023, the Funds were informed that EVD received approximately the following amounts of CDSCs paid by Class A and Class C shareholders:
	AMT-Free Fund	National Fund
Class A	$ 100	$11,400
Class C	$ —	$ 800
6  Purchases and Sales of Investments
Purchases and sales of investments, other than short-term obligations and including maturities, for the six months ended March 31, 2023 were as follows:
	AMT-Free Fund	National Fund
Purchases	$98,782,534	$1,949,341,171
Sales	$90,394,031	$1,833,742,900
7  Shares of Beneficial Interest
Each Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Funds) and classes. Transactions in Fund shares, including direct exchanges pursuant to share class conversions for all periods presented, were as follows:
AMT-Free Fund
	Six Months Ended March 31, 2023 (Unaudited)			Year Ended September 30, 2022
	Shares	Amount	Shares	Amount
Class A
Sales	1,555,528	$ 12,336,829	1,383,193	$ 11,828,411
Issued to shareholders electing to receive payments of distributions in Fund shares	205,843	1,645,979	360,010	3,096,193
Redemptions	(2,614,199)	(20,864,293)	(4,119,650)	(35,134,920)
Net decrease	(852,828)	$ (6,881,485)	(2,376,447)	$(20,210,316)
Class C
Sales	112,609	$ 898,380	35,647	$ 317,123
Issued to shareholders electing to receive payments of distributions in Fund shares	7,516	59,734	15,751	134,955
Redemptions	(233,222)	(1,862,579)	(393,912)	(3,344,737)
Net decrease	(113,097)	$ (904,465)	(342,514)	$ (2,892,659)
39

Eaton Vance
Municipal Income Funds
March 31, 2023
Notes to Financial Statements (Unaudited) — continued

AMT-Free Fund (continued)
	Six Months Ended March 31, 2023 (Unaudited)			Year Ended September 30, 2022
	Shares	Amount	Shares	Amount
Class I
Sales	6,530,602	$ 57,236,007	5,504,437	$ 51,653,218
Issued to shareholders electing to receive payments of distributions in Fund shares	227,385	1,987,053	410,806	3,874,689
Redemptions	(5,749,969)	(50,145,417)	(10,004,257)	(93,270,999)
Net increase (decrease)	1,008,018	$ 9,077,643	(4,089,014)	$(37,743,092)
National Fund
	Six Months Ended March 31, 2023 (Unaudited)			Year Ended September 30, 2022
	Shares	Amount	Shares	Amount
Class A
Sales	8,656,198	$ 78,675,237	10,084,810	$ 96,476,496
Issued to shareholders electing to receive payments of distributions in Fund shares	2,017,440	18,303,715	3,099,907	29,725,930
Redemptions	(16,106,591)	(145,647,935)	(29,993,424)	(288,815,393)
Net decrease	(5,432,953)	$ (48,668,983)	(16,808,707)	$ (162,612,967)
Class C
Sales	727,524	$ 6,602,738	590,143	$ 5,726,338
Issued to shareholders electing to receive payments of distributions in Fund shares	79,260	718,947	124,890	1,197,694
Redemptions	(1,410,465)	(12,790,757)	(3,588,913)	(34,592,881)
Net decrease	(603,681)	$ (5,469,072)	(2,873,880)	$ (27,668,849)
Class I
Sales	112,877,257	$ 1,021,335,164	138,884,926	$ 1,320,089,504
Issued to shareholders electing to receive payments of distributions in Fund shares	3,373,030	30,630,749	4,908,694	47,139,306
Redemptions	(95,139,757)	(857,679,909)	(156,108,342)	(1,486,157,857)
Net increase (decrease)	21,110,530	$ 194,286,004	(12,314,722)	$ (118,929,047)
8  Financial Instruments
The Funds may trade in financial instruments with off-balance sheet risk in the normal course of their investing activities. These financial instruments may include futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment a Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at March 31, 2023 is included in the Portfolio of Investments. At March 31, 2023, National Fund had sufficient cash and/or securities to cover commitments under these contracts.
40

Eaton Vance
Municipal Income Funds
March 31, 2023
Notes to Financial Statements (Unaudited) — continued

Each Fund is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Funds hold fixed-rate bonds, the value of these bonds may decrease if interest rates rise. During the six months ended March 31, 2023, National Fund entered into U.S. Treasury futures contracts to hedge against changes in interest rates.
The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is interest rate risk at March 31, 2023 was as follows:
National Fund
Liability Derivative
Futures contracts	$ (5,500,126)(1)
Total	$(5,500,126)
(1)	Only the current day’s variation margin on open futures contracts is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin on open futures contracts, as applicable.
The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is interest rate risk for the six months ended March 31, 2023 was as follows:
National Fund
Realized Gain (Loss) on Derivatives Recognized in Income	$ 12,097,055(1)
Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income	$(15,587,695) (2)
(1)	Statement of Operations location: Net realized gain (loss) - Futures contracts.
(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) - Futures contracts.
The average notional cost of futures contracts outstanding during the six months ended March 31, 2023, which is indicative of the volume of this derivative type, was approximately as follows:
National Fund
Average Notional Cost:
Futures Contracts — Short	$119,986,000
9  Line of Credit
The Funds participate with other portfolios and funds managed by EVM and its affiliates in a $725 million unsecured line of credit agreement with a group of banks, which is in effect through October 24, 2023. In connection with the renewal of the agreement on October 25, 2022, the borrowing limit was decreased from $800 million. Borrowings are made by the Funds solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to each Fund based on its borrowings at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Also in connection with the renewal of the agreement, an arrangement fee totaling $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Funds, a Fund may be unable to borrow some or all of its requested amounts at any particular time.  The Funds did not have any significant borrowings or allocated fees during the six months ended March 31, 2023.
41

Eaton Vance
Municipal Income Funds
March 31, 2023
Notes to Financial Statements (Unaudited) — continued

10  Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At March 31, 2023, the hierarchy of inputs used in valuing the Funds' investments and open derivative instruments, which are carried at value, were as follows:
AMT-Free Fund
Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Mortgage-Backed Securities	$ —	$ 975,809	$ —	$ 975,809
Tax-Exempt Municipal Obligations	—	260,365,024	—	260,365,024
Total Investments	$ —	$ 261,340,833	$ —	$ 261,340,833
National Fund
Asset Description	Level 1	Level 2	Level 3	Total
Corporate Bonds	$ —	$ 32,636,590	$ —	$ 32,636,590
Tax-Exempt Municipal Obligations	—	3,213,099,436	—	3,213,099,436
Taxable Municipal Obligations	—	181,552,249	—	181,552,249
Total Investments	$ —	$ 3,427,288,275	$ —	$ 3,427,288,275
Liability Description
Futures Contracts	$ (5,500,126)	$ —	$ —	$ (5,500,126)
Total	$ (5,500,126)	$ —	$ —	$ (5,500,126)
11  Risks and Uncertainties
Pandemic Risk
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread internationally. This coronavirus has resulted in closing borders, enhanced health screenings, changes to healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. Health crises caused by outbreaks of disease, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks and disrupt normal market conditions and operations. The impact of this outbreak has negatively affected the worldwide economy, as well as the economies of individual countries and industries, and could continue to affect the market in significant and unforeseen ways. Other epidemics and pandemics that may arise in the future may have similar effects. Any such impact could adversely affect the Funds' performance, or the performance of the securities in which the Funds invest.
42

Eaton Vance
Municipal Income Funds
March 31, 2023
Officers and Trustees

Officers
Eric A. Stein President	Nicholas S. Di Lorenzo Secretary
Deidre E. Walsh Vice President and Chief Legal Officer	Richard F. Froio Chief Compliance Officer
James F. Kirchner Treasurer
Trustees
George J. Gorman Chairperson
Alan C. Bowser
Thomas E. Faust Jr.*
Mark R. Fetting
Cynthia E. Frost
Valerie A. Mosley
Anchal Pachnanda*(1)
Keith Quinton
Marcus L. Smith
Susan J. Sutherland
Scott E. Wennerholm
Nancy A. Wiser

*	Interested Trustee
(1)	Ms. Pachnanda began serving as Trustee effective April 1, 2023.
43

Eaton Vance Funds
Privacy Notice	April 2021

FACTS	WHAT DOES EATON VANCE DO WITH YOUR PERSONAL INFORMATION?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
■ Social Security number and income
■ investment experience and risk tolerance
■ checking account number and wire transfer instructions

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Eaton Vance chooses to share; and whether you can limit this sharing.
Reasons we can share your personal information	Does Eaton Vance share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our investment management affiliates’ everyday business purposes — information about your transactions, experiences, and creditworthiness	Yes	Yes
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For our investment management affiliates to market to you	Yes	Yes
For our affiliates to market to you	No	We don’t share
For nonaffiliates to market to you	No	We don’t share
To limit our sharing	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com
Please note:
If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com
44

Eaton Vance Funds
Privacy Notice — continued	April 2021

Who we are
Who is providing this notice?	Eaton Vance Management, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Global Advisors Limited, Eaton Vance Management’s Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, Eaton Vance and Calvert Fund Families and our investment advisory affiliates (“Eaton Vance”) (see Investment Management Affiliates definition below)
What we do
How does Eaton Vance protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.
How does Eaton Vance collect my personal information?	We collect your personal information, for example, when you
■ open an account or make deposits or withdrawals from your account
■ buy securities from us or make a wire transfer
■ give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?	Federal law gives you the right to limit only
■ sharing for affiliates’ everyday business purposes — information about your creditworthiness
■ affiliates from using your information to market to you
■ sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.
Definitions
Investment Management Affiliates	Eaton Vance Investment Management Affiliates include registered investment advisers, registered broker- dealers, and registered and unregistered funds. Investment Management Affiliates does not include entities associated with Morgan Stanley Wealth Management, such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.
■ Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ■ Eaton Vance does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Eaton Vance doesn’t jointly market.
Other important information
Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Nonaffiliates unless you provide us with your written consent to share such information.
California: Except as permitted by law, we will not share personal information we collect about California residents with Nonaffiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.
45

Eaton Vance Funds
IMPORTANT NOTICES

Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial intermediary, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial intermediary.
Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov.
Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.
46

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This Page Intentionally Left Blank

Investment Advisers
AMT-Free Municipal Income Fund
Eaton Vance Management
Two International Place
Boston, MA 02110
National Municipal Income Fund
Boston Management and Research
Two International Place
Boston, MA 02110
Administrator
Eaton Vance Management
Two International Place
Boston, MA 02110
Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260
Custodian
State Street Bank and Trust Company
One Congress Street, Suite 1
Boston, MA 02114-2016
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Attn: Eaton Vance Funds
P.O. Box 534439
Pittsburgh, PA 15253-4439
(800) 262-1122
Fund Offices
Two International Place
Boston, MA 02110
*FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7714    3.31.23

Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

Not required in this filing.

Item 4. Principal Accountant Fees and Services

Not required in this filing.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Mutual Funds Trust

By:	/s/ Eric A. Stein
Eric A. Stein
President

Date:	May 22, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	May 22, 2023

By:	/s/ Eric A. Stein
Eric A. Stein
President

Date:	May 22, 2023